UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09435

Waddell & Reed Advisors Funds

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Wendy J. Hills

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2016

ITEM 1.    SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS Accumulative Fund (in thousands)	SEPTEMBER 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Apparel Retail – 1.2%
Limited Brands, Inc.	145	$10,261
TJX Cos., Inc. (The)	100	7,478

		17,739

Apparel, Accessories & Luxury Goods – 1.5%
lululemon athletica, Inc. (A)	135	8,232
Under Armour, Inc., Class A (A)	230	8,897
Under Armour, Inc., Class C (A)	111	3,751

		20,880

Auto Parts & Equipment – 0.2%
Johnson Controls, Inc.	75	3,490

Broadcasting – 1.1%
CBS Corp., Class B	300	16,422

Cable & Satellite – 0.8%
Comcast Corp., Class A	170	11,278

Footwear – 0.7%
NIKE, Inc., Class B (B)	180	9,477

Home Improvement Retail – 1.3%
Home Depot, Inc. (The)	140	18,015

Leisure Facilities – 1.2%
Vail Resorts, Inc. (B)	108	16,943

Movies & Entertainment – 1.7%
AMC Entertainment Holdings, Inc., Class A	250	7,772
Walt Disney Co. (The)	175	16,251

		24,023

Restaurants – 5.0%
McDonalds Corp.	168	19,323
Panera Bread Co., Class A (A)	103	20,056
Starbucks Corp.	220	11,911
YUM! Brands, Inc. (B)	225	20,432

		71,722

Total Consumer Discretionary – 14.7%		209,989
Consumer Staples
Brewers – 1.4%
Anheuser-Busch InBev S.A. ADR (B)	155	20,369

Food Distributors – 0.6%
U.S. Foods Holding Corp. (A)	340	8,027

Food Retail – 0.5%
Whole Foods Market, Inc.	275	7,796

Household Products – 1.1%
Church & Dwight Co., Inc.	155	7,428
Procter & Gamble Co. (The)	95	8,526

		15,954

Hypermarkets & Super Centers – 1.4%
Costco Wholesale Corp. (B)	130	19,826

Packaged Foods & Meats – 7.3%
General Mills, Inc.	130	8,304
Hain Celestial Group, Inc. (The) (A)	230	8,183
Hershey Foods Corp.	130	12,428
Kellogg Co.	220	17,043
Kraft Foods Group, Inc.	180	16,112
Lance, Inc.	182	6,112
Mead Johnson Nutrition Co.	215	16,987
Mondelez International, Inc., Class A (B)	435	19,097

		104,266

Personal Products – 0.2%
e.l.f. Beauty, Inc. (A)	77	2,165

Soft Drinks – 1.1%
PepsiCo, Inc.	145	15,772

Tobacco – 0.7%
Philip Morris International, Inc.	105	10,208

Total Consumer Staples – 14.3%		204,383

Energy
Integrated Oil & Gas – 1.0%
Exxon Mobil Corp.	165	14,401

Oil & Gas Equipment & Services – 2.7%
Halliburton Co. (B)	380	17,054
Schlumberger Ltd.	265	20,840

		37,894

Oil & Gas Exploration & Production – 1.7%
ConocoPhillips	400	17,388
Noble Energy, Inc.	205	7,327

		24,715

Total Energy – 5.4%		77,010
Financials
Diversified Banks – 2.3%
Bank of America Corp.	1,150	17,998
Wells Fargo & Co.	330	14,612

		32,610

Investment Banking & Brokerage – 1.5%
Goldman Sachs Group, Inc. (The)	100	16,127
Morgan Stanley (B)	150	4,809

		20,936

Multi-Line Insurance – 1.3%
American International Group, Inc.	305	18,099

Other Diversified Financial Services – 3.3%
Citigroup, Inc.	450	21,253
JPMorgan Chase & Co.	395	26,303

		47,556

Regional Banks – 1.8%
PNC Financial Services Group, Inc. (The)	205	18,469
Signature Bank (A)	65	7,699

		26,168

Total Financials – 10.2%		145,369
Health Care
Biotechnology – 11.1%
ACADIA Pharmaceuticals, Inc. (A)	375	11,929
Alexion Pharmaceuticals, Inc. (A)	80	9,803
Biogen, Inc. (A)	55	17,217
BioMarin Pharmaceutical, Inc. (A)(B)	200	18,504
Celgene Corp. (A)	140	14,634
Gilead Sciences, Inc.	228	18,000
Incyte Corp. (A)	156	14,737
Shire Pharmaceuticals Group plc ADR	180	34,895
Vertex Pharmaceuticals, Inc. (A)	215	18,750

		158,469

Health Care Distributors – 0.3%
Patterson Cos., Inc.	80	3,675

Health Care Equipment – 3.1%
DexCom, Inc. (A)	190	16,655
Edwards Lifesciences Corp. (A)(B)	185	22,304
Tactile Systems Technology, Inc. (A)	305	5,703

		44,662

Health Care Facilities – 0.6%
Acadia Healthcare Co., Inc. (A)	178	8,836

Health Care Services – 0.3%
Diplomat Pharmacy, Inc. (A)	150	4,202

Health Care Technology – 1.0%
Cerner Corp. (A)	220	13,585
Tabula Rasa HealthCare, Inc. (A)	80	1,146

		14,731

Life Sciences Tools & Services – 0.4%
Patheon N.V. (A)	200	5,926

Pharmaceuticals – 7.1%
Akorn, Inc. (A)	155	4,225
Allergan plc (A)	162	37,310
Bristol-Myers Squibb Co.	318	17,120
Jazz Pharmaceuticals plc (A)	155	18,830
Revance Therapeutics, Inc. (A)	240	3,890

Teva Pharmaceutical Industries Ltd. ADR (B)	420	19,324

		100,699

Total Health Care – 23.9%		341,200
Industrials
Air Freight & Logistics – 1.1%
FedEx Corp. (B)	90	15,721

Airlines – 1.5%
Delta Air Lines, Inc.	235	9,250
Southwest Airlines Co.	305	11,861

		21,111

Construction Machinery & Heavy Trucks – 0.7%
Westinghouse Air Brake Technologies Corp.	123	10,043

Industrial Conglomerates – 1.6%
General Electric Co. (C)	775	22,956

Railroads – 4.1%
Canadian Pacific Railway Ltd. (B)	81	12,369
Kansas City Southern	240	22,397
Union Pacific Corp. (B)	250	24,382

		59,148

Total Industrials – 9.0%		128,979
Information Technology
Application Software – 0.6%
Ellie Mae, Inc. (A)	81	8,508

Communications Equipment – 1.0%
Cisco Systems, Inc.	450	14,274

Data Processing & Outsourced Services – 0.8%
MasterCard, Inc., Class A (B)	110	11,195

Internet Software & Services – 2.3%
Facebook, Inc., Class A (A)	85	10,903
Shopify, Inc., Class A (A)	230	9,872
Twitter, Inc. (A)(B)	500	11,525

		32,300

Semiconductors – 5.6%
Intel Corp.	455	17,176
NXP Semiconductors N.V. (A)(B)	245	24,992
QUALCOMM, Inc.	160	10,960
Texas Instruments, Inc.	255	17,896
Xilinx, Inc. (B)	170	9,238

		80,262

Systems Software – 2.5%
Microsoft Corp. (B)	495	28,512
ServiceNow, Inc. (A)(B)	100	7,915

		36,427

Technology Hardware, Storage & Peripherals – 3.7%
Apple, Inc.	475	53,699

Total Information Technology – 16.5%		236,665
Materials
Specialty Chemicals – 1.7%
Ecolab, Inc.	83	10,103
Sherwin-Williams Co. (The)	50	13,833

		23,936

Total Materials – 1.7%		23,936

Telecommunication Services
Alternative Carriers – 0.3%
Zayo Group Holdings, Inc. (A)(B)	155	4,605

Total Telecommunication Services – 0.3%		4,605
Utilities
Electric Utilities – 0.8%
Duke Energy Corp.	145	11,606

Total Utilities – 0.8%		11,606

TOTAL COMMON STOCKS – 96.8%		$1,383,742
(Cost: $1,214,337)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
Anadarko Petroleum Corp.,
Call $62.50, Expires 11–18–16	300	118
Facebook, Inc., Class A,
Call $132.00, Expires 10–21–16	250	17
General Mills, Inc.,
Call $77.50, Expires 1–20–17	250	3
iShares Nasdaq Biotechnology ETF,
Put $285.00, Expires 10–14–16	500	187
Morgan Stanley:
Call $32.00, Expires 10–21–16	500	46
Call $33.00, Expires 11–18–16	1,000	77
Teva Pharmaceutical Industries Ltd. ADR,
Call $62.50, Expires 12–16–16	500	1
Twitter, Inc.,
Call $21.00, Expires 10–21–16	350	92

TOTAL PURCHASED OPTIONS – 0.0%		$541
(Cost: $586)

SHORT-TERM SECURITIES	Principal
Commercial Paper (D) – 2.6%
J.M. Smucker Co. (The), 0.700%, 10–3–16	$18,542	18,541
John Deere Canada ULC (GTD by Deere & Co.), 0.450%, 11–7–16	5,000	4,997
Virginia Electric and Power Co.: 0.690%, 10–19–16	5,000	4,998
0.720%, 11–1–16	8,000	7,995

		36,531

Master Note – 0.1%
Toyota Motor Credit Corp., 0.600%, 10–5–16 (E)	1,238	1,238

TOTAL SHORT-TERM SECURITIES – 2.7%		$37,769
(Cost: $37,770)

TOTAL INVESTMENT SECURITIES – 99.5%		$1,422,052
(Cost: $1,252,693)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.5%		7,643

NET ASSETS – 100.0%		$1,429,695

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $88,585 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(C)	All or a portion of securities with an aggregate value of $1,175 have been pledged as collateral on open futures contracts.

(D)	Rate shown is the yield to maturity at September 30, 2016.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016. Date shown represents the date that the variable rate resets.

The following futures contracts were outstanding at September 30, 2016 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Value	Unrealized Depreciation
E-mini NASDAQ 100 Index	Short	12-16-16	35	$(3,409)	$(102)
E-mini S&P 500 Index	Short	12-16-16	220	(23,765)	(383)
				$(27,174)	$(485)

The following written options were outstanding at September 30, 2016 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
ACADIA Pharmaceuticals, Inc.	N/A	Put	200	October 2016	$30.00	$18	$(19)
Anadarko Petroleum Corp.	N/A	Put	500	November 2016	52.50	100	(28)
Anheuser-Busch InBev S.A. ADR	N/A	Put	200	October 2016	115.00	19	(6)
	N/A	Put	100	November 2016	125.00	20	(26)
	N/A	Call	100	November 2016	140.00	14	(14)
	N/A	Call	100	December 2016	140.00	14	(18)
BioMarin Pharmaceutical, Inc.	N/A	Call	100	October 2016	115.00	14	(3)
Canadian Pacific Railway Ltd.	N/A	Call	100	October 2016	155.00	17	(27)
Costco Wholesale Corp.	N/A	Call	146	January 2017	175.00	15	(5)
Edwards Lifesciences Corp.	N/A	Put	149	October 2016	110.00	27	(5)
	N/A	Call	150	October 2016	120.00	23	(43)
	N/A	Call	200	November 2016	125.00	43	(60)
	N/A	Call	150	November 2016	130.00	27	(21)
Facebook, Inc., Class A	N/A	Put	350	October 2016	125.00	33	(20)
	N/A	Put	350	October 2016	123.00	36	(21)
	N/A	Put	250	October 2016	124.00	31	(19)
	N/A	Put	200	October 2016	122.00	21	(25)
FedEx Corp.	N/A	Call	150	October 2016	172.50	24	(44)
	N/A	Call	100	October 2016	175.00	11	(13)
Halliburton Co.	N/A	Call	233	October 2016	45.00	12	(21)
	N/A	Call	200	October 2016	44.50	10	(34)
iShares Nasdaq Biotechnology ETF	N/A	Put	500	October 2016	265.00	74	(31)
MasterCard, Inc., Class A	N/A	Call	175	October 2016	102.00	13	(17)
Mondelez International, Inc., Class A	N/A	Call	300	October 2016	45.00	16	(14)
Morgan Stanley	N/A	Put	500	October 2016	28.00	22	(6)
	N/A	Call	500	October 2016	35.00	4	(3)
	N/A	Put	1,000	November 2016	29.00	65	(44)
NXP Semiconductors N.V.	N/A	Call	250	October 2016	89.50	20	(333)
	N/A	Put	150	October 2016	100.00	49	(48)
	N/A	Call	100	October 2016	100.00	27	(55)
	N/A	Call	100	October 2016	110.00	22	(17)
PACCAR, Inc.	N/A	Put	400	November 2016	55.00	34	(37)
Panera Bread Co., Class A	N/A	Put	100	October 2016	200.00	15	(71)
S&P 500 Index	N/A	Call	30	October 2016	2,180.00	15	(17)
ServiceNow, Inc.	N/A	Call	150	October 2016	76.50	16	(60)
	N/A	Call	200	November 2016	85.00	41	(52)
Twitter, Inc.	N/A	Call	400	November 2016	27.00	32	(29)
	N/A	Call	300	December 2016	29.00	13	(13)
Union Pacific Corp.	N/A	Call	200	October 2016	99.00	36	(34)
Vail Resorts, Inc.	N/A	Call	150	October 2016	165.00	37	(17)
Visa, Inc., Class A	N/A	Put	250	December 2016	77.50	35	(31)
Wynn Resorts Ltd.	N/A	Put	200	October 2016	85.00	46	(12)
	N/A	Put	300	October 2016	90.00	38	(45)
Xilinx, Inc.	N/A	Call	250	October 2016	58.00	14	(31)
YUM! Brands, Inc.	N/A	Call	250	October 2016	92.50	25	(39)
	N/A	Call	200	October 2016	93.00	20	(34)
Zayo Group Holdings, Inc.	N/A	Call	200	December 2016	30.00	20	(28)
						$1,278	$(1,590)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2016:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,383,742	$—	$—
Purchased Options	538	3	—
Short-Term Securities	—	37,769	—
Total	$1,384,280	$37,772	$—
Liabilities
Futures Contracts	$485	$—	$—
Written Options	1,466	124	—

During the period ended September 30, 2016, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at September 30, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,252,693

Gross unrealized appreciation	215,609
Gross unrealized depreciation	(46,250)

Net unrealized appreciation	$169,359

CONSOLIDATED SCHEDULE OF INVESTMENTS Asset Strategy Fund (in thousands)	SEPTEMBER 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares		Value

Consumer Discretionary
Auto Parts & Equipment – 1.9%
Continental AG (A)	90		$18,900
Delphi Automotive plc	281		20,041

			38,941

Automobile Manufacturers – 0.8%
Suzuki Motor Corp. (A)	514		17,032

Cable & Satellite – 1.5%
Comcast Corp., Class A	469		31,113

Home Improvement Retail – 1.6%
Home Depot, Inc. (The)	262		33,727

Internet & Direct Marketing Retail – 1.4%
Amazon.com, Inc. (B)	35		29,405

Leisure Facilities – 0.0%
Circuit of the Americas LLC, Class B (B)(C)	—	*	—

Leisure Products – 0.7%
Media Group Holdings LLC, Series H (B)(C)(D)(E)	73		861
Media Group Holdings LLC, Series I (B)(C)(D)(E)	43		6,984
Media Group Holdings LLC, Series T (B)(C)(D)(E)	9		7,676

			15,521

Movies & Entertainment – 0.0%
Delta Topco Ltd. (B)(D)	104,001		—	*

Restaurants – 1.7%
Chipotle Mexican Grill, Inc., Class A (B)	82		34,727

Tires & Rubber – 0.5%
Bridgestone Corp. (A)	315		11,517

Total Consumer Discretionary – 10.1%			211,983
Consumer Staples
Brewers – 1.3%
InBev N.V. (A)	203		26,642

Packaged Foods & Meats – 3.5%
Kraft Foods Group, Inc.	510		45,686
Mead Johnson Nutrition Co.	69		5,412
Mondelez International, Inc., Class A	501		22,012

			73,110

Soft Drinks – 1.4%
Coca-Cola Co. (The)	720		30,449

Tobacco – 1.5%
ITC Ltd. (A)	1,694		6,141
Philip Morris International, Inc.	261		25,336

			31,477

Total Consumer Staples – 7.7%			161,678
Energy
Oil & Gas Equipment & Services – 3.1%
Halliburton Co.	871		39,104
Schlumberger Ltd.	329		25,896

			65,000

Oil & Gas Exploration & Production – 3.3%
Cabot Oil & Gas Corp.	108		2,784
EOG Resources, Inc.	315		30,425
Noble Energy, Inc.	723		25,826
Pioneer Natural Resources Co.	53		9,821

			68,856

Total Energy – 6.4%			133,856
Financials
Diversified Banks – 1.5%
Axis Bank Ltd. (A)	2,005		16,306
Banca Intesa S.p.A. (A)	6,579		14,589

			30,895

Life & Health Insurance – 1.5%
AIA Group Ltd. (A)	4,938		32,819

Other Diversified Financial Services – 3.2%
Citigroup, Inc.	654		30,882
JPMorgan Chase & Co.	535		35,619

			66,501

Property & Casualty Insurance – 0.6%
Berkshire Hathaway, Inc., Class B (B)	84	12,135

Total Financials – 6.8%		142,350
Health Care
Biotechnology – 3.0%
Alexion Pharmaceuticals, Inc. (B)	135	16,501
Amgen, Inc.	95	15,857
Shire Pharmaceuticals Group plc ADR	159	30,802

		63,160

Health Care Equipment – 1.0%
Medtronic plc	253	21,837

Pharmaceuticals – 4.7%
Allergan plc (B)	152	34,947
Bristol-Myers Squibb Co.	286	15,410
Pfizer, Inc.	949	32,139
Teva Pharmaceutical Industries Ltd. ADR	338	15,566

		98,062

Total Health Care – 8.7%		183,059
Industrials
Aerospace & Defense – 1.3%
Lockheed Martin Corp.	113	26,969

Construction & Engineering – 0.7%
Larsen & Toubro Ltd. (A)	659	14,181

Construction Machinery & Heavy Trucks – 0.5%
PACCAR, Inc.	180	10,592

Industrial Conglomerates – 1.2%
General Electric Co.	831	24,611

Industrial Machinery – 0.1%
Parker Hannifin Corp.	24	3,013

Railroads – 0.4%
Union Pacific Corp.	95	9,281

Total Industrials – 4.2%		88,647
Information Technology
Application Software – 3.4%
Adobe Systems, Inc. (B)	350	38,020
Intuit, Inc.	299	32,915

		70,935

Data Processing & Outsourced Services – 2.0%
FleetCor Technologies, Inc. (B)	78	13,516
Visa, Inc., Class A	349	28,896

		42,412

Electronic Equipment & Instruments – 0.1%
Keyence Corp. (A)	4	3,115

Internet Software & Services – 3.2%
Alibaba Group Holding Ltd. ADR (B)	259	27,368
Alphabet, Inc., Class A (B)	42	33,770
Facebook, Inc., Class A (B)	53	6,837

		67,975

IT Consulting & Other Services – 0.7%
Cognizant Technology Solutions Corp., Class A (B)	301	14,378

Semiconductor Equipment – 0.3%
ASML Holding N.V., Ordinary Shares (A)	48	5,266

Semiconductors – 1.6%
Micron Technology, Inc. (B)	576	10,238
QUALCOMM, Inc.	348	23,838

		34,076

Systems Software – 2.2%
Microsoft Corp.	808	46,556

Total Information Technology – 13.5%		284,713
Materials
Diversified Chemicals – 0.3%
PPG Industries, Inc.	52	5,405

Diversified Metals & Mining – 1.0%
BHP Billiton plc (A)	578	8,712

Rio Tinto plc (A)		395	13,176

			21,888

Paper Packaging – 0.7%
International Paper Co.		317	15,229

Total Materials – 2.0%			42,522

TOTAL COMMON STOCKS – 59.4%			$1,248,808
(Cost: $1,236,062)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
NIKE, Inc., Class B,
Call $65.00, Expires 10–21–16, OTC (Ctrpty: Citibank N.A.)		5,015	5

TOTAL PURCHASED OPTIONS – 0.0%			$5
(Cost: $885)

CORPORATE DEBT SECURITIES	Principal
Consumer Discretionary
Leisure Facilities – 0.1%
Circuit of the Americas LLC, Series D,
0.000%, 12–31–20 (C)(F)		$7,285	2,324

Movies & Entertainment – 4.7%
Delta Topco Ltd.,
10.000%, 11–24–60 (D)(G)		105,532	98,074

Total Consumer Discretionary – 4.8%			100,398
Financials
Diversified Banks – 0.3%
Royal Bank of Scotland Group plc (The):
7.500%, 12–29–49		4,484	4,148
8.625%, 12–29–49		1,983	1,953

			6,101

Total Financials – 0.3%			6,101

TOTAL CORPORATE DEBT SECURITIES – 5.1%			$106,499
(Cost: $117,993)

OTHER GOVERNMENT SECURITIES (H)
Brazil – 1.0%
Brazil Notas do Tesouro Nacional,
10.000%, 1–1–21 (I)	BRL	72,348	21,765

Mexico – 4.6%
Mexican Bonos:
8.000%, 6–11–20 (I)	MXN	573,697	31,897
6.500%, 6–10–21 (I)		396,455	21,065
10.000%, 12–5–24 (I)		326,352	21,263
5.750%, 3–5–26 (I)		418,176	21,148

			95,373

TOTAL OTHER GOVERNMENT SECURITIES – 5.6%			$117,138
(Cost: $122,019)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 0.0%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
5.500%, 3–15–23 (J)		$103	6
5.500%, 10–15–25 (J)		836	104
5.500%, 5–15–33 (J)		464	89
6.000%, 11–15–35 (J)		337	74
Federal National Mortgage Association Agency REMIC/CMO:
5.500%, 6–25–23 (J)		207	22
5.500%, 8–25–33 (J)		492	64
5.500%, 12–25–33 (J)		124	2
5.500%, 4–25–34 (J)		654	123
5.500%, 11–25–36 (J)		750	130

Government National Mortgage Association Agency REMIC/CMO,
5.500%, 7–20–35 (J)	293	60

		674

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.0%		$674
(Cost: $660)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Inflation Protected Obligations – 2.0%
U.S. Treasury Notes:
0.125%, 4–15–21	8,955	9,145
0.625%, 1–15–26	16,572	17,452
0.125%, 7–15–26	15,059	15,246

		41,843

Treasury Obligations – 7.1%
U.S. Treasury Bonds:
2.250%, 11–15–25 (K)	42,443	44,830
2.875%, 8–15–45	5,163	5,768
3.000%, 11–15–45	22,907	26,220
2.500%, 2–15–46	24,336	25,235
U.S. Treasury Notes:
2.000%, 8–15–25	24,348	25,214
1.625%, 2–15–26	22,794	22,850

		150,117

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 9.1%		$191,960
(Cost: $184,811)

BULLION – 7.4%	Troy Ounces
Gold	119	$156,424

(Cost: $145,998)

SHORT-TERM SECURITIES	Principal
Commercial Paper (L) – 9.6%
BorgWarner, Inc.,
0.700%, 10–6–16	$14,000	13,999
DTE Gas Co.,
0.500%, 10–3–16	8,000	8,000
General Mills, Inc.,
0.580%, 10–6–16	5,000	4,999
Harley-Davidson Financial Services (GTD by Harley-Davidson Credit Corp.),
0.810%, 10–26–16	10,000	9,994
Kroger Co. (The),
0.630%, 10–3–16	10,000	9,999
McCormick & Co., Inc.,
0.580%, 10–5–16	9,000	8,999
Medtronic Global Holdings SCA:
0.720%, 10–3–16	10,000	10,000
0.730%, 11–7–16	4,476	4,473
0.740%, 11–14–16	5,000	4,995
Mondelez International, Inc.,
0.650%, 10–3–16	5,000	5,000
Northern Illinois Gas Co.:
0.490%, 10–6–16	15,000	14,998
0.760%, 10–11–16	17,200	17,196
0.770%, 10–13–16	20,000	19,995
River Fuel Co. #2, Inc. (GTD by Bank of Nova Scotia),
0.580%, 10–31–16	5,830	5,827
River Fuel Funding Co. #3, Inc. (GTD by Bank of Nova Scotia),
0.500%, 10–14–16	6,068	6,067
Rockwell Automation, Inc.,
0.520%, 10–3–16	8,000	8,000
United Technologies Corp.:
0.770%, 10–13–16	7,000	6,998
0.850%, 11–16–16	7,000	6,992
Virginia Electric and Power Co.:
0.670%, 10–7–16	5,000	4,999
0.700%, 10–20–16	5,000	4,998
Wisconsin Electric Power Co.:
0.450%, 10–3–16	7,045	7,045
0.480%, 10–5–16	8,000	7,999
Wisconsin Gas LLC,
0.460%, 10–4–16	10,000	9,999

		201,571

Master Note – 0.1%
Toyota Motor Credit Corp.,
0.600%, 10–5–16 (M)	1,731	1,731

Municipal Obligations – 0.7%
Long Island, NY Power Auth Elec Sys Tax Rev Notes, Ser 2015 GR-2A,
0.650%, 10–26–16	5,000	5,000
San Francisco City and Cnty, Pub Util Comnty Water Rev, Series A1T (Taxable), (GTD by Royal Bank of Canada),
0.760%, 10–18–16	10,000	9,999

		14,999

United States Government Agency Obligations – 2.5%
Overseas Private Investment Corp. (GTD by U.S. Government):
0.800%, 10–5–16 (M)	9,887	9,887
0.750%, 10–7–16 (M)	8,170	8,170
0.760%, 10–7–16 (M)	19,575	19,575
0.760%, 10–7–16 (M)	15,000	15,000

		52,632

TOTAL SHORT-TERM SECURITIES – 12.9%		$270,933
(Cost: $270,941)

TOTAL INVESTMENT SECURITIES – 99.5%		$2,092,441
(Cost: $2,079,369)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.5%		9,678

NET ASSETS – 100.0%		$2,102,119

Notes to Consolidated Schedule of Investments

*	Not shown due to rounding.

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(D)	Restricted securities. At September 30, 2016, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Delta Topco Ltd.	1-23-12 to 6-15-12	104,001	$49,084	$—	*
Media Group Holdings LLC, Series H	8-29-13 to 10-31-13	73	50,896	861
Media Group Holdings LLC, Series I	4-23-13 to 11-8-13	43	15,907	6,984
Media Group Holdings LLC, Series T	7-2-13 to 1-23-15	9	19,593	7,676

		Principal
Delta Topco Ltd., 10.000%, 11-24-60	4-1-12 to 1-1-15	$105,532	106,431	98,074
			$241,911	$113,595

The total value of these securities represented 5.4% of net assets at September 30, 2016.

(E)	Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund and consolidated as described in Note 6 of the Notes to Financial Statements.

(F)	Zero coupon bond.

(G)	Payment-in-kind bonds.

(H)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(I)	Principal amount and exercise prices are denominated in the indicated foreign currency, where applicable (BRL – Brazilian Real and MXN – Mexican Peso).

(J)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(K)	All or a portion of securities with an aggregate value of $1,223 are held in collateralized accounts for OTC derivatives collateral and is governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(L)	Rate shown is the yield to maturity at September 30, 2016.

(M)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at September 30, 2016:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	7,500	U.S. Dollar	9,838	10-26-16	State Street Global Markets	$112	$—
Euro	26,670	U.S. Dollar	30,032	10-26-16	State Street Global Markets	41	—
						$153	$—

The following written options were outstanding at September 30, 2016 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
NIKE, Inc., Class B	Citibank N.A.	Put	4,012	October 2016	$55.00	$909	$(1,017)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2016:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$196,462	$—	$15,521
Consumer Staples	161,678	—	—
Energy	133,856	—	—
Financials	142,350	—	—
Health Care	183,059	—	—
Industrials	88,647	—	—
Information Technology	284,713	—	—
Materials	42,522	—	—
Total Common Stocks	$1,233,287	$—	$15,521
Purchased Options	—	5	—
Corporate Debt Securities	—	8,425	98,074
Other Government Securities	—	117,138	—
United States Government Agency Obligations	—	674	—

United States Government Obligations	—	191,960	—
Bullion	156,424	—	—
Short-Term Securities	—	270,933	—
Total	$1,389,711	$589,135	$113,595
Forward Foreign Currency Contracts	$—	$153	$—
Liabilities
Written Options	$—	$1,017	$—

During the period ended September 30, 2016, securities totaling $154,230 were transferred from Level 2 to Level 1. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on June 30, 2016. Transfers out of Level 2 represent the values as of the beginning of the reporting period. During the period ended September 30, 2016, there were no transfers between Levels 2 and 3.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Corporate Debt Securities
Beginning Balance 7-1-16	$30,693	$103,913
Net realized gain (loss)	—	—
Net change in unrealized appreciation (depreciation)	(7,244)	(5,839)
Purchases	—	—
Sales	(7,928)	—
Amortization/Accretion of premiums/discounts	—	—
Transfers into Level 3 during the period	—	—
Transfers out of Level 3 during the period	—	—
Ending Balance 9-30-16	$15,521	$98,074
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 9-30-16	$(7,244)	$(5,839)

Quantitative Information about Level 3 fair value measurements:

	Fair Value at 9-30-16		Valuation Technique(s)	Unobservable Input(s)	Input Value(s)
Assets
Common Stocks	$7,676		Discounted cash flows model	Long-term growth rate	2.50%
				Weighted average cost of capital	15%
				Illiquidity discount	10%
	6,984		Transaction	Price	$28.14 to 344
				Illiquidity discount	5 to 10%
	861		Discounted cash flows model	Long-term growth rate	2.5%
				Weighted average cost of capital	40%
				Illiquidity discount	10%
				Methodology weighting	75%
	—	*	Discounted book value	Discount factor	100%
				Methodology weighting	25%
Corporate Debt Securities	98,074		Transaction	Price	$28.14
				Illiquidity discount	5%

Significant increases (decreases) in long-term growth rate or multiple of book value inputs could result in a higher (lower) fair value measurement. However, significant increases (decreases) in weighted average cost of capital, discount factors, or illiquidity discount inputs could result in a higher (lower) fair value measurement.

During the period ended September 30, 2016, securities totaling $103,913 changed valuation techniques from discounted cash flows model to a transaction approach. The change in valuation techniques is primarily due to the discounted cash flows model no longer reflecting current market participant assumptions.

BASIS FOR CONSOLIDATION OF THE ASSET STRATEGY FUND

WRA ASF II, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Waddell & Reed Advisors Asset Strategy Fund (referred to as “the Fund” in this subsection). WRA ASF III (SBP), LLC and WRA ASF, LLC (each a “Company”), collectively “the Companies”, Delaware limited liability companies, were incorporated as wholly owned companies acting as investment vehicles for the Fund. Each Subsidiary and Company acts as an investment vehicle for the Fund, as applicable, in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and statement of additional information.

The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund, its Subsidiary and the Companies. The consolidated financial statements include the accounts of the Fund and its Subsidiary and the Companies. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and its Subsidiary and each Company comprising the entire issued share capital of the Subsidiary and each Company with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Subsidiary and Company confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and each Company confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary and each Company.

See the table below for details regarding the structure, incorporation and relationship as of September 30, 2016 of the Subsidiary and Company to the Fund (amounts in thousands).

Subsidiary/Company	Date of Incorporation	Subscription Agreement	Fund Net Assets	Subsidiary Net Assets	Percentage of Fund Net Assets
WRA ASF II, Ltd.	1-31-13	4-10-13	$2,102,119	$157,067	7.47%
WRA ASF III (SBP), LLC	4-9-13	4-23-13	2,102,119	15,643	0.74
WRA ASF, LLC	12-10-12	12-18-12	2,102,119	3,615	0.17

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

OTC = Over the Counter

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at September 30, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$2,079,369

Gross unrealized appreciation	195,733
Gross unrealized depreciation	(182,661)

Net unrealized appreciation	$13,072

SCHEDULE OF INVESTMENTS Continental Income Fund (in thousands)	SEPTEMBER 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Auto Parts & Equipment – 1.3%
Johnson Controls, Inc.	438	$20,369

Cable & Satellite – 1.5%
Comcast Corp., Class A	346	22,947

Casinos & Gaming – 1.1%
Las Vegas Sands, Inc.	292	16,802

General Merchandise Stores – 0.7%
Target Corp.	161	11,071

Home Improvement Retail – 0.7%
Home Depot, Inc. (The)	91	11,671

Homefurnishing Retail – 1.0%
Williams-Sonoma, Inc.	290	14,798

Hotels, Resorts & Cruise Lines – 2.0%
Carnival Corp.	642	31,362

Movies & Entertainment – 1.0%
Twenty-First Century Fox, Inc.	628	15,537

Total Consumer Discretionary – 9.3%		144,557
Consumer Staples
Brewers – 0.9%
Anheuser-Busch InBev S.A. ADR	111	14,547

Distillers & Vintners – 0.8%
Constellation Brands, Inc.	76	12,620

Drug Retail – 1.0%
CVS Caremark Corp.	173	15,378

Packaged Foods & Meats – 3.6%
J.M. Smucker Co. (The)	146	19,802
Kraft Foods Group, Inc.	193	17,275
Mead Johnson Nutrition Co.	243	19,192

		56,269

Soft Drinks – 1.2%
Coca-Cola Co. (The)	421	17,800

Total Consumer Staples – 7.5%		116,614
Energy
Integrated Oil & Gas – 0.1%
Chevron Corp.	17	1,739

Oil & Gas Equipment & Services – 1.0%
Schlumberger Ltd.	206	16,208

Oil & Gas Exploration & Production – 2.3%
Newfield Exploration Co. (A)	398	17,302
Noble Energy, Inc.	515	18,395

		35,697

Total Energy – 3.4%		53,644
Financials
Financial Exchanges & Data – 1.3%
Intercontinental Exchange, Inc.	76	20,337

Other Diversified Financial Services – 1.6%
JPMorgan Chase & Co.	367	24,465

Regional Banks – 1.3%
PNC Financial Services Group, Inc. (The)	231	20,811

Total Financials – 4.2%		65,613
Health Care
Biotechnology – 2.8%
Biogen, Inc. (A)	46	14,462
Shire Pharmaceuticals Group plc ADR	151	29,312

		43,774

Health Care Equipment – 1.3%
Medtronic plc	228	19,656

Health Care Services – 0.8%
Laboratory Corp. of America Holdings (A)	98	13,404

Managed Health Care – 1.9%
Anthem, Inc.	137	17,117
UnitedHealth Group, Inc.	88	12,264

		29,381

Pharmaceuticals – 3.8%
Allergan plc (A)	73	16,836

Johnson & Johnson	188	22,149
Teva Pharmaceutical Industries Ltd. ADR	427	19,660

		58,645

Total Health Care – 10.6%		164,860
Industrials
Industrial Conglomerates – 0.9%
General Electric Co.	493	14,612

Railroads – 1.1%
Union Pacific Corp.	181	17,633

Trucking – 0.7%
Knight Transportation, Inc.	350	10,041

Total Industrials – 2.7%		42,286
Information Technology
Application Software – 1.4%
Autodesk, Inc. (A)	296	21,388

Communications Equipment – 1.2%
Harris Corp.	207	18,972

Data Processing & Outsourced Services – 1.0%
FleetCor Technologies, Inc. (A)	88	15,201

IT Consulting & Other Services – 1.0%
Cognizant Technology Solutions Corp., Class A (A)	325	15,511

Semiconductor Equipment – 1.6%
Applied Materials, Inc.	850	25,631

Semiconductors – 2.0%
Broadcom Corp., Class A	93	15,996
Microchip Technology, Inc.	230	14,317

		30,313

Systems Software – 1.2%
Symantec Corp.	749	18,807

Technology Hardware, Storage & Peripherals – 1.7%
Apple, Inc.	237	26,762

Total Information Technology – 11.1%		172,585
Materials
Commodity Chemicals – 0.4%
Valvoline, Inc. (A)	276	6,473

Diversified Chemicals – 1.3%
PPG Industries, Inc.	194	20,000

Total Materials – 1.7%		26,473
Real Estate
Specialized REITs – 1.3%
Crown Castle International Corp.	212	19,963

Total Real Estate – 1.3%		19,963

TOTAL COMMON STOCKS – 51.8%		$806,595
(Cost: $657,515)

PREFERRED STOCKS
Energy
Oil & Gas Exploration & Production – 0.9%
Hess Corp., 8.000%, Convertible	199	13,141

Total Energy – 0.9%		13,141
Financials
Diversified Banks – 0.1%
First Republic Bank, Series G, 5.500%	64	1,727

Other Diversified Financial Services – 0.3%
Citigroup, Inc., 6.300%	180	4,821

Total Financials – 0.4%		6,548
Health Care
Pharmaceuticals – 2.8%
Allergan plc, Convertible Series A, 5.500%	27	21,753
Teva Pharmaceutical Industries Ltd., Convertible, 7.000%	27	21,959

		43,712

Total Health Care – 2.8%		43,712
Industrials
Environmental & Facilities Services – 0.7%
Stericycle, Inc., 5.250%	160	10,570

Total Industrials – 0.7%		10,570

Materials
Commodity Chemicals – 0.5%
A. Schulman, Inc., Convertible, 6.000%	11	8,332

Total Materials – 0.5%		8,332
Telecommunication Services
Integrated Telecommunication Services – 0.5%
Frontier Communications Corp., Convertible Series A, 11.125%	86	7,219

Total Telecommunication Services – 0.5%		7,219

TOTAL PREFERRED STOCKS – 5.8%		$89,522
(Cost: $100,706)

CORPORATE DEBT SECURITIES	Principal
Consumer Discretionary
Apparel, Accessories & Luxury Goods – 0.4%
Under Armour, Inc.,
3.250%, 6–15–26	$6,800	6,850

Automobile Manufacturers – 0.2%
General Motors Co.,
6.600%, 4–1–36	3,198	3,855

Automotive Retail – 0.1%
AutoZone, Inc.,
3.125%, 4–21–26	1,600	1,636

Broadcasting – 0.1%
Discovery Communications LLC,
3.300%, 5–15–22	900	924

Cable & Satellite – 0.5%
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal),
3.150%, 3–1–26	2,603	2,755
Pearson Funding Five plc,
3.250%, 5–8–23 (B)	800	784
Viacom, Inc.:
2.500%, 9–1–18	800	808
2.200%, 4–1–19	1,300	1,304
2.750%, 12–15–19	1,500	1,523

		7,174

General Merchandise Stores – 0.0%
Dollar General Corp.,
1.875%, 4–15–18	750	755

Homebuilding – 0.1%
Toll Brothers Finance Corp.,
4.375%, 4–15–23	1,000	1,025

Hotels, Resorts & Cruise Lines – 0.0%
Hyatt Hotels Corp.,
3.375%, 7–15–23	250	257

Housewares & Specialties – 0.2%
Newell Rubbermaid, Inc.,
4.200%, 4–1–26	2,700	2,942

Publishing – 0.1%
Thomson Reuters Corp.,
3.350%, 5–15–26	1,120	1,150

Total Consumer Discretionary – 1.7%		26,568
Consumer Staples
Brewers – 0.2%
Molson Coors Brewing Co.,
3.000%, 7–15–26	800	806
SABMiller Holdings, Inc.,
2.200%, 8–1–18 (B)	1,800	1,824

		2,630

Distillers & Vintners – 0.0%
Beam, Inc.,
1.750%, 6–15–18	750	752

Food Distributors – 0.1%
Campbell Soup Co.,
2.500%, 8–2–22	900	922

Household Products – 0.0%
Church & Dwight Co., Inc.,
2.875%, 10–1–22	250	257

Packaged Foods & Meats – 0.1%
Mead Johnson Nutrition Co.,
3.000%, 11–15–20	1,200	1,250

Personal Products – 0.1%
Estee Lauder Co., Inc. (The),
2.350%, 8–15–22	1,200	1,228

Soft Drinks – 0.3%
Coca-Cola Co. (The),
2.250%, 9–1–26	5,600	5,567

Tobacco – 0.2%
BAT International Finance plc,
2.750%, 6–15–20 (B)	2,400	2,485

Total Consumer Staples – 1.0%		15,091
Energy
Integrated Oil & Gas – 0.2%
Chevron Corp.,
2.954%, 5–16–26	3,200	3,309

Oil & Gas Equipment & Services – 0.3%
Newpark Resources, Inc., Convertible,
4.000%, 10–1–17	1,200	1,189
Schlumberger Holding Corp.,
2.350%, 12–21–18 (B)	3,150	3,208

		4,397

Oil & Gas Exploration & Production – 0.8%
BP Capital Markets plc (GTD by BP plc):
2.241%, 9–26–18	2,850	2,894
2.315%, 2–13–20	1,500	1,531
Hess Corp.,
4.300%, 4–1–27	4,950	4,991
Occidental Petroleum Corp.,
2.600%, 4–15–22	1,500	1,533
ONEOK Partners L.P.,
3.200%, 9–15–18	1,500	1,528

		12,477

Oil & Gas Storage & Transportation – 1.4%
Buckeye Partners L.P.,
2.650%, 11–15–18	3,050	3,080
Colorado Interstate Gas Co.,
4.150%, 8–15–26 (B)	2,550	2,530
Hornbeck Offshore Services, Inc., Convertible,
1.500%, 9–1–19	6,502	3,706
Kinder Morgan Energy Partners L.P.,
2.650%, 2–1–19	1,850	1,866
Plains All American Pipeline L.P. and PAA Finance Corp.,
4.650%, 10–15–25	2,000	2,079
Southern Natural Gas Co.,
5.900%, 4–1–17 (B)	4,750	4,851
Williams Partners L.P.,
3.600%, 3–15–22	3,500	3,561

		21,673

Total Energy – 2.7%		41,856
Financials
Asset Management & Custody Banks – 0.6%
Ares Capital Corp.:
4.875%, 11–30–18	3,300	3,444
3.875%, 1–15–20	6,050	6,258

		9,702

Consumer Finance – 0.8%
American Express Co.,
4.900%, 12–29–49	3,200	3,156
Capital One Bank USA N.A.:
2.150%, 11–21–18	1,500	1,515
2.250%, 2–13–19	2,000	2,026
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.), 3.700%, 5–9–23	800	814
Hyundai Capital America, 2.875%, 8–9–18 (B)	1,200	1,224
Total System Services, Inc., 2.375%, 6–1–18	3,900	3,930

		12,665

Diversified Banks – 6.5%
ABN AMRO Bank N.V., 2.500%, 10–30–18 (B)	3,000	3,054
Australia & New Zealand Banking Group Ltd., 4.400%, 5–19–26 (B)	4,800	5,098
Bank of America Corp.:
2.000%, 1–11–18	2,100	2,110
8.000%, 7–29–49	7,000	7,140
Bank of New York Mellon Corp. (The), 2.100%, 1–15–19	3,000	3,050
Bank of Nova Scotia (The):
1.450%, 4–25–18	2,000	2,004
2.050%, 10–30–18	2,750	2,783
Barclays plc, 5.200%, 5–12–26	3,200	3,296
BNP Paribas S.A., 2.450%, 3–17–19	2,600	2,648
Commonwealth Bank of Australia, 2.250%, 3–13–19	2,900	2,946
DBS Group Holdings Ltd., 2.246%, 7–16–19 (B)	5,250	5,337

HSBC Holdings plc,
3.400%, 3-8-21	3,750	3,879
ING Bank N.V.:
2.500%, 10-1-19 (B)	3,500	3,572
2.450%, 3–16–20 (B)	4,000	4,083
2.750%, 3–22–21 (B)	5,000	5,163
KeyBank N.A.,
2.500%, 12–15–19	2,500	2,563
Lloyds Bank plc (GTD by Lloyds Banking Group plc),
2.350%, 9–5–19	1,750	1,774
Mizuho Bank Ltd.,
2.650%, 9–25–19 (B)	3,500	3,572
Rabobank Capital Funding Trust III (GTD by Rabobank Nederland),
5.254%, 12–29–49 (B)	4,500	4,502
Royal Bank of Scotland Group plc (The),
7.640%, 3–29–49	3,400	3,298
Skandinaviska Enskilda Banken AB,
2.375%, 3–25–19 (B)	2,000	2,034
Societe Generale S.A.:
4.250%, 4–14–25 (B)	1,750	1,748
5.922%, 4–29–49 (B)	6,500	6,558
Standard Chartered plc,
2.250%, 4–17–20 (B)	5,900	5,898
Sumitomo Mitsui Banking Corp.,
2.450%, 1–16–20	2,400	2,446
U.S. Bancorp,
3.100%, 4–27–26	1,920	1,985
Wells Fargo & Co.,
7.980%, 3–29–49	4,000	4,180
Westpac Banking Corp.,
2.250%, 7–30–18	4,000	4,055

		100,776

Investment Banking & Brokerage – 1.1%
BGC Partners, Inc.,
5.375%, 12–9–19	3,000	3,193
Charles Schwab Corp. (The),
2.200%, 7–25–18	700	712
Credit Suisse Group Funding (Guernsey) Ltd.,
2.750%, 3–26–20	2,500	2,509
Goldman Sachs Group, Inc. (The):
2.900%, 7–19–18	1,200	1,228
2.625%, 1–31–19	2,000	2,042
2.600%, 4–23–20	1,800	1,829
Morgan Stanley:
2.125%, 4–25–18	2,000	2,017
2.650%, 1–27–20	3,250	3,321

		16,851

Life & Health Insurance – 0.5%
AIA Group Ltd.,
2.250%, 3–11–19 (B)	1,600	1,621
Citizens Financial Group, Inc.,
3.750%, 7–1–24	6,463	6,468
New York Life Global Funding,
1.550%, 11–2–18 (B)	450	452

		8,541

Multi-Line Insurance – 0.6%
American International Group, Inc.,
2.300%, 7–16–19	1,950	1,986
Aon plc (GTD by Aon Corp.),
2.800%, 3–15–21	3,500	3,591
Loews Corp.,
3.750%, 4–1–26	3,126	3,322

		8,899

Other Diversified Financial Services – 2.2%
Citigroup, Inc.:
5.800%, 11–29–49	5,310	5,343
5.950%, 12–29–49	5,350	5,456
Fidelity National Financial, Inc.,
6.600%, 5–15–17	1,300	1,337
Fidelity National Information Services, Inc.:
2.000%, 4–15–18	500	504
2.850%, 10–15–18	2,300	2,360
Fifth Street Finance Corp.,
4.875%, 3–1–19	5,000	5,107
JPMorgan Chase & Co.:
7.900%, 4–29–49	3,200	3,288
5.000%, 12–29–49	3,200	3,160
Moody’s Corp.,
2.750%, 7–15–19	800	823
PennantPark Investment Corp.,
4.500%, 10–1–19	5,250	5,233
Total Capital,
2.125%, 8–10–18	1,200	1,220

		33,831

Property & Casualty Insurance – 0.2%
Berkshire Hathaway Finance Corp.,
2.200%, 3–15–21	1,500	1,544
Hanover Insurance Group, Inc. (The),
4.500%, 4–15–26	2,100	2,184

		3,728

Regional Banks – 0.7%
PNC Bank N.A.:
2.200%, 1–28–19	2,250	2,286
3.250%, 6–1–25	2,500	2,633
SunTrust Banks, Inc.:
2.350%, 11–1–18	2,800	2,848
5.625%, 12–29–49	2,800	2,895

		10,662

Specialized Finance – 0.4%
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.,
5.450%, 6–15–23 (B)	4,320	4,627

Intercontinental Exchange, Inc.,
2.500%, 10–15–18	1,200	1,228

		5,855

Total Financials – 13.6%		211,510
Health Care
Biotechnology – 0.4%
Amgen, Inc.:
2.200%, 5–22–19	2,200	2,240
2.125%, 5–1–20	3,000	3,046

		5,286

Health Care Equipment – 0.1%
Zimmer Holdings, Inc.,
2.700%, 4–1–20	1,650	1,686

Health Care Facilities – 0.3%
Surgery Center Holdings, Inc.,
8.875%, 4–15–21 (B)	4,800	5,124

Health Care Services – 0.3%
Quest Diagnostics, Inc.:
2.500%, 3–30–20	1,750	1,770
3.450%, 6–1–26	3,230	3,368

		5,138

Health Care Supplies – 0.6%
Cardinal Health, Inc.,
2.400%, 11–15–19	2,400	2,453
Shire Acquisitions Investments Ireland Designated Activity Co.,
2.875%, 9–23–23	6,600	6,631

		9,084

Managed Health Care – 0.5%
Aetna, Inc.,
2.200%, 3–15–19	1,600	1,625
UnitedHealth Group, Inc.,
2.700%, 7–15–20	1,000	1,039
WellPoint, Inc.,
1.875%, 1–15–18	4,400	4,421

		7,085

Pharmaceuticals – 0.8%
AbbVie, Inc.,
3.200%, 5–14–26	2,240	2,269
Forest Laboratories, Inc.,
5.000%, 12–15–21 (B)	5,000	5,596
Perrigo Co. Ltd.,
2.300%, 11–8–18	5,000	5,017

		12,882

Total Health Care – 3.0%		46,285
Industrials
Aerospace & Defense – 1.0%
BAE Systems Holdings, Inc.,
2.850%, 12–15–20 (B)	2,400	2,457
Huntington Ingalls Industries, Inc.,
5.000%, 11–15–25 (B)	10,095	10,675
TransDigm, Inc. (GTD by TransDigm Group, Inc.),
6.000%, 7–15–22	2,000	2,110

		15,242

Airlines – 0.2%
Southwest Airlines Co.,
2.650%, 11–5–20	2,625	2,697

Environmental & Facilities Services – 0.0%
Republic Services, Inc.,
5.000%, 3–1–20	500	551

Railroads – 0.0%
Kansas City Southern de Mexico S.A. de C.V.,
2.350%, 5–15–20	776	782

Trucking – 0.1%
Ryder System, Inc.,
2.450%, 11–15–18	1,000	1,017

Total Industrials – 1.3%		20,289
Information Technology
Data Processing & Outsourced Services – 0.1%
Fiserv, Inc.,
2.700%, 6–1–20	1,800	1,856

Electronic Equipment & Instruments – 0.1%
FLIR Systems, Inc.,
3.125%, 6–15–21	2,000	2,064

Semiconductor Equipment – 0.2%
Lam Research Corp.,
3.450%, 6–15–23	2,240	2,292

Semiconductors – 1.5%
Micron Technology, Inc.,
5.500%, 2–1–25	5,293	5,187

Micron Technology, Inc., Convertible,
3.000%, 11–15–43	19,500	17,331

		22,518

Systems Software – 0.2%
Oracle Corp.,
2.250%, 10–8–19	3,500	3,586

Total Information Technology – 2.1%		32,316
Materials
Construction Materials – 0.5%
Hillman Group, Inc. (The),
6.375%, 7–15–22 (B)	9,110	8,541

Diversified Chemicals – 0.1%
Solvay Finance (America) LLC (GTD by Solvay S.A.),
3.400%, 12–3–20 (B)	1,400	1,465

Diversified Metals & Mining – 0.1%
Anglo American plc,
4.125%, 4–15–21(B)	1,300	1,306

Specialty Chemicals – 0.1%
Albemarle Corp. (GTD by Albemarle Holdings Corp. and Albemarle Holdings II Corp.),
3.000%, 12–1–19	1,100	1,135
RPM International, Inc.,
3.450%, 11–15–22	750	768

		1,903

Total Materials – 0.8%		13,215
Real Estate
Specialized REITs – 0.2%
Crown Castle International Corp.:
5.250%, 1–15–23	1,171	1,326
3.700%, 6–15–26	1,600	1,670

		2,996

Total Real Estate – 0.2%		2,996
Telecommunication Services
Integrated Telecommunication Services – 0.7%
AT&T, Inc.:
2.300%, 3–11–19	5,000	5,083
4.125%, 2–17–26	4,480	4,844
Verizon Communications, Inc.,
2.625%, 2–21–20	1,617	1,663

		11,590

Wireless Telecommunication Service – 0.6%
American Tower Corp.:
2.250%, 1–15–22	5,025	5,015
4.700%, 3–15–22	1,140	1,267
3.375%, 10–15–26	2,080	2,110
Virgin Media Finance plc,
4.875%, 2–15–22	298	253

		8,645

Total Telecommunication Services – 1.3%		20,235
Utilities
Electric Utilities – 0.8%
Electricite de France S.A.,
2.150%, 1–22–19 (B)	2,475	2,510
Entergy Texas, Inc.,
2.550%, 6–1–21	1,950	2,006
Exelon Corp.,
2.450%, 4–15–21	1,800	1,836
Georgia Power Co.,
2.400%, 4–1–21	1,500	1,543
PPL Energy Supply LLC,
4.600%, 12–15–21	2,100	1,559
Southern Co. (The),
2.950%, 7–1–23	3,200	3,311

		12,765

Gas Utilities – 0.2%
Sempra Energy,
2.400%, 3–15–20	2,300	2,343

Independent Power Producers & Energy Traders – 0.3%
Canadian Solar, Inc., Convertible,
4.250%, 2–15–19	5,755	5,165

Multi-Utilities – 0.2%
Dominion Resources, Inc.,
2.500%, 12–1–19	2,475	2,535
Public Service Electric and Gas Co.,
2.250%, 9–15–26	1,085	1,082

		3,617

Total Utilities – 1.5%		23,890

TOTAL CORPORATE DEBT SECURITIES – 29.2%		$454,251
(Cost: $447,419)

LOANS (C)
Industrials
Industrial Machinery – 0.2%
Dynacast International LLC,
9.500%, 1–30–23	3,010	2,935

Total Industrials – 0.2%		2,935

TOTAL LOANS – 0.2%		$2,935
(Cost: $2,944)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 0.1%
National Archives Facility Trust,
8.500%, 9–1–19	1,123	1,257

Mortgage-Backed Obligations – 0.0%
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
6.500%, 12–1–31	39	44
6.500%, 1–1–32	41	47
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
4.500%, 7–1–18	147	151
4.500%, 9–1–19	320	328
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
4.000%, 9–15–18	116	119
6.500%, 8–15–28	31	35

		724

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.1%		$1,981
(Cost: $1,810)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Inflation Protected Obligations – 3.1%
U.S. Treasury Notes:
0.125%, 7–15–26	16,565	16,771
2.125%, 2–15–40	14,697	19,630
1.000%, 2–15–46	10,055	11,176

		47,577

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 3.1%		$47,577
(Cost: $46,428)

SHORT-TERM SECURITIES

Commercial Paper (D) – 8.7%
Becton Dickinson & Co.,
0.850%, 11–16–16	5,000	4,995
E.I. du Pont de Nemours and Co.,
0.700%, 10–7–16	3,900	3,900
Harley-Davidson Financial Services (GTD by Harley-Davidson Credit Corp.),
0.810%, 10–26–16	10,000	9,994
J.M. Smucker Co. (The),
0.700%, 10–3–16	10,396	10,395
John Deere Canada ULC (GTD by Deere & Co.),
0.510%, 10–5–16	10,000	10,000
Kroger Co. (The),
0.630%, 10–3–16	10,000	9,999
Malayan Banking Berhad (GTD by Wells Fargo Bank N.A.),
0.460%, 10–12–16	5,000	4,999
McCormick & Co., Inc.,
0.580%, 10–5–16	8,000	7,999
Medtronic Global Holdings SCA:
0.720%, 10–3–16	5,000	5,000
0.740%, 11–14–16	5,000	4,995
Mondelez International, Inc.,
0.650%, 10–3–16	5,000	5,000
NBCUniversal Enterprise, Inc.:
0.790%, 10–19–16	14,000	13,994
0.830%, 11–9–16	5,000	4,995
Northern Illinois Gas Co.,
0.770%, 10–13–16	10,000	9,997
Regents of the University of California (The),
0.580%, 10–18–16	5,000	4,999

River Fuel Funding Co. #3, Inc. (GTD by Bank of Nova Scotia),
0.500%, 10–14–16	4,000	3,999
Virginia Electric and Power Co.:
0.700%, 10–4–16	5,000	5,000
0.600%, 10–6–16	10,000	9,999
0.700%, 10–20–16	5,000	4,998

		135,257

Master Note – 0.3%
Toyota Motor Credit Corp.,
0.600%, 10–5–16 (E)	5,043	5,043

Municipal Obligations – 1.5%
CA Hlth Fac Fin Auth, Var Rate Hosp Rev Bonds (Adventist Hlth Sys/West), Ser 1998B (GTD by U.S. Bank N.A.),
0.850%, 10–1–16 (E)	6,000	6,000
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007D (GTD by Chevron Corp.),
0.830%, 10–1–16 (E)	13,000	13,000
Muni Elec Auth GA, Gen Resolution Proj Bond Anticipation Notes, Ser A (Taxable), (GTD by Wells Fargo Bank N.A.),
0.780%, 10–7–16	5,000	5,000

		24,000

United States Government Agency Obligations – 0.3%
Overseas Private Investment Corp. (GTD by U.S. Government):
0.750%, 10–7–16 (E)	320	320
0.800%, 10–7–16 (E)	4,200	4,200

		4,520

TOTAL SHORT-TERM SECURITIES – 10.8%		$168,820
(Cost: $168,824)

TOTAL INVESTMENT SECURITIES – 101.0%		$1,571,681
(Cost: $1,425,646)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.0)%		(15,837)

NET ASSETS – 100.0%		$1,555,844

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016 the total value of these securities amounted to $111,899 or 7.2% of net assets.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016.

(D)	Rate shown is the yield to maturity at September 30, 2016.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2016:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$806,595	$—	$—
Preferred Stocks	81,190	8,332	—
Corporate Debt Securities	—	454,251	—
Loans	—	—	2,935
United States Government Agency Obligations	—	1,981	—
United States Government Obligations	—	47,577	—
Short-Term Securities	—	168,820	—
Total	$887,785	$680,961	$2,935

During the period ended September 30, 2016, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at September 30, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,425,646

Gross unrealized appreciation	182,531
Gross unrealized depreciation	(36,496)

Net unrealized appreciation	$146,035

SCHEDULE OF INVESTMENTS Core Investment Fund (in thousands)	SEPTEMBER 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Auto Parts & Equipment – 3.5%
Johnson Controls, Inc.	1,639	$76,241
Magna International, Inc.	1,439	61,814

		138,055

Broadcasting – 1.2%
CBS Corp., Class B	865	47,323

Cable & Satellite – 2.4%
Comcast Corp., Class A	1,404	93,154

Home Improvement Retail – 1.3%
Home Depot, Inc. (The)	405	52,159

Housewares & Specialties – 1.9%
Newell Rubbermaid, Inc.	1,456	76,673

Internet & Direct Marketing Retail – 2.7%
Amazon.com, Inc. (A)	127	106,512

Movies & Entertainment – 1.5%
Twenty-First Century Fox, Inc., Class A	2,389	57,869

Restaurants – 1.0%
Chipotle Mexican Grill, Inc., Class A (A)	93	39,174

Total Consumer Discretionary – 15.5%		610,919
Consumer Staples
Brewers – 2.7%
Molson Coors Brewing Co., Class B	988	108,505

Hypermarkets & Super Centers – 1.2%
Costco Wholesale Corp.	299	45,662

Packaged Foods & Meats – 5.7%
Kellogg Co.	717	55,546
Kraft Foods Group, Inc.	1,255	112,326
Mead Johnson Nutrition Co.	698	55,133

		223,005

Tobacco – 3.5%
Philip Morris International, Inc.	1,435	139,516

Total Consumer Staples – 13.1%		516,688
Energy
Oil & Gas Drilling – 1.2%
Helmerich & Payne, Inc.	717	48,227

Oil & Gas Equipment & Services – 3.1%
Halliburton Co.	2,738	122,878

Oil & Gas Exploration & Production – 6.8%
Cabot Oil & Gas Corp.	2,863	73,866
Cimarex Energy Co.	826	111,003
EOG Resources, Inc.	867	83,857

		268,726

Total Energy – 11.1%		439,831
Financials
Financial Exchanges & Data – 2.1%
CME Group, Inc.	806	84,274

Multi-Line Insurance – 2.3%
American International Group, Inc.	1,534	91,004

Other Diversified Financial Services – 2.3%
JPMorgan Chase & Co.	1,363	90,769

Total Financials – 6.7%		266,047
Health Care
Biotechnology – 4.6%
Alexion Pharmaceuticals, Inc. (A)	586	71,786
Shire Pharmaceuticals Group plc ADR	569	110,402

		182,188

Health Care Facilities – 1.9%
HCA Holdings, Inc. (A)	979	74,004

Pharmaceuticals – 5.5%
Allergan plc (A)	416	95,810
Bristol-Myers Squibb Co.	785	42,337
Teva Pharmaceutical Industries Ltd. ADR	1,757	80,835

		218,982

Total Health Care – 12.0%		475,174

Industrials
Aerospace & Defense – 1.3%
Rockwell Collins, Inc.	594	50,056

Railroads – 6.5%
Canadian Pacific Railway Ltd.	396	60,531
Kansas City Southern	824	76,895
Union Pacific Corp.	1,221	119,062

		256,488

Trucking – 1.1%
J.B. Hunt Transport Services, Inc.	546	44,270

Total Industrials – 8.9%		350,814
Information Technology
Application Software – 2.8%
Adobe Systems, Inc. (A)	1,011	109,745

Data Processing & Outsourced Services – 4.8%
MasterCard, Inc., Class A	938	95,494
Visa, Inc., Class A	1,136	93,906

		189,400

Internet Software & Services – 4.9%
Alibaba Group Holding Ltd. ADR (A)	857	90,641
Facebook, Inc., Class A (A)	811	104,078

		194,719

Semiconductor Equipment – 2.8%
Applied Materials, Inc.	3,596	108,425

Semiconductors – 5.2%
Analog Devices, Inc.	1,284	82,773
NXP Semiconductors N.V. (A)	1,193	121,720

		204,493

Systems Software – 3.5%
Microsoft Corp.	2,419	139,352

Total Information Technology – 24.0%		946,134
Materials
Industrial Gases – 1.1%
Air Products and Chemicals, Inc.	283	42,591

Specialty Chemicals – 1.3%
Sherwin-Williams Co. (The)	185	51,072

Total Materials – 2.4%		93,663
Real Estate
Specialized REITs – 4.0%
American Tower Corp., Class A	966	109,465
Crown Castle International Corp.	501	47,171

		156,636

Total Real Estate – 4.0%		156,636
Telecommunication Services
Alternative Carriers – 1.7%
Level 3 Communications, Inc. (A)	1,411	65,419

Total Telecommunication Services – 1.7%		65,419

TOTAL COMMON STOCKS – 99.4%		$3,921,325
(Cost: $3,262,325)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 1.1%
General Mills, Inc.: 0.510%, 10–5–16	$10,000	9,999
0.580%, 10–6–16	5,000	4,999
Harley-Davidson Financial Services (GTD by Harley-Davidson Credit Corp.), 0.790%, 10–19–16	5,000	4,998
J.M. Smucker Co. (The), 0.700%, 10–3–16	7,420	7,419
John Deere Canada ULC (GTD by Deere & Co.), 0.510%, 10–5–16	5,000	5,000
Northern Illinois Gas Co., 0.760%, 10–11–16	10,000	9,998

		42,413

Master Note – 0.0%
Toyota Motor Credit Corp., 0.600%, 10–5–16 (C)	1,346	1,346

TOTAL SHORT-TERM SECURITIES – 1.1%		$43,759
(Cost: $43,761)

TOTAL INVESTMENT SECURITIES – 100.5%		$3,965,084
(Cost: $3,306,086)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.5)%		(19,950)

NET ASSETS – 100.0%		$3,945,134

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at September 30, 2016.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2016:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$3,921,325	$—	$—
Short-Term Securities	—	43,759	—
Total	$3,921,325	$43,759	$—

During the period ended September 30, 2016, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at September 30, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$3,306,086

Gross unrealized appreciation	759,826
Gross unrealized depreciation	(100,828)

Net unrealized appreciation	$658,998

SCHEDULE OF INVESTMENTS Dividend Opportunities Fund (in thousands)	SEPTEMBER 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Advertising – 1.5%
Omnicom Group, Inc.	105	$8,899

Apparel Retail – 0.6%
Limited Brands, Inc.	50	3,553

Cable & Satellite – 2.5%
Comcast Corp., Class A	218	14,435

Casinos & Gaming – 0.6%
International Game Technology plc	147	3,595

Home Improvement Retail – 1.7%
Home Depot, Inc. (The)	76	9,767

Housewares & Specialties – 1.6%
Newell Rubbermaid, Inc.	170	8,944

Restaurants – 1.6%
McDonalds Corp.	82	9,454

Total Consumer Discretionary – 10.1%		58,647
Consumer Staples
Brewers – 1.6%
Anheuser-Busch InBev S.A. ADR	71	9,376

Drug Retail – 1.7%
CVS Caremark Corp.	110	9,767

Packaged Foods & Meats – 1.7%
Unilever plc (A)	212	10,044

Tobacco – 2.6%
Philip Morris International, Inc.	154	14,933

Total Consumer Staples – 7.6%		44,120
Energy
Integrated Oil & Gas – 4.8%
Chevron Corp.	147	15,103
Suncor Energy, Inc.	455	12,639

		27,742

Oil & Gas Exploration & Production – 1.9%
Noble Energy, Inc.	300	10,738

Oil & Gas Storage & Transportation – 2.6%
Enterprise Products Partners L.P.	493	13,634
Noble Midstream Partners L.P. (B)	60	1,668

		15,302

Total Energy – 9.3%		53,782
Financials
Diversified Banks – 1.0%
Wells Fargo & Co.	126	5,599

Investment Banking & Brokerage – 0.9%
Morgan Stanley	158	5,080

Multi-Line Insurance – 2.1%
American International Group, Inc.	211	12,509

Other Diversified Financial Services – 3.8%
JPMorgan Chase & Co.	335	22,287

Property & Casualty Insurance – 1.8%
ACE Ltd.	82	10,278

Regional Banks – 1.3%
KeyCorp	470	5,725
PNC Financial Services Group, Inc. (The)	20	1,806

		7,531

Total Financials – 10.9%		63,284
Health Care
Health Care Equipment – 2.1%
Medtronic plc	139	12,029

Managed Health Care – 1.8%
Anthem, Inc.	82	10,332

Pharmaceuticals – 8.7%
Bristol-Myers Squibb Co.	90	4,829
Pfizer, Inc.	773	26,166
Teva Pharmaceutical Industries Ltd. ADR	429	19,747

		50,742

Total Health Care – 12.6%		73,103

Industrials
Aerospace & Defense – 3.9%
BAE Systems plc (A)	1,093	7,420
Boeing Co. (The)	36	4,776
Honeywell International, Inc.	90	10,516

		22,712

Construction Machinery & Heavy Trucks – 1.1%
PACCAR, Inc.	113	6,625

Industrial Conglomerates – 2.4%
General Electric Co.	473	14,015

Industrial Machinery – 1.1%
Eaton Corp.	92	6,072

Railroads – 2.2%
Union Pacific Corp.	129	12,620

Research & Consulting Services – 1.1%
Nielsen Holdings plc	116	6,238

Total Industrials – 11.8%		68,282
Information Technology
Communications Equipment – 3.9%
Harris Corp.	132	12,051
Nokia Corp., Series A ADR	1,851	10,719

		22,770

Data Processing & Outsourced Services – 1.0%
Paychex, Inc.	96	5,535

Semiconductor Equipment – 1.3%
Applied Materials, Inc.	246	7,405

Semiconductors – 4.2%
Analog Devices, Inc.	193	12,429
Cypress Semiconductor Corp.	970	11,792

		24,221

Systems Software – 4.2%
Microsoft Corp.	429	24,685

Total Information Technology – 14.6%		84,616
Materials
Diversified Chemicals – 2.8%
Dow Chemical Co. (The)	109	5,649
PPG Industries, Inc.	102	10,527

		16,176

Industrial Gases – 1.7%
Air Products and Chemicals, Inc.	66	9,903

Paper Packaging – 1.6%
International Paper Co.	201	9,649

Total Materials – 6.1%		35,728
Real Estate
Industrial REITs – 1.0%
ProLogis	110	5,876

Specialized REITs – 3.7%
Communications Sales & Leasing, Inc.	167	5,241
Crown Castle International Corp.	127	11,974
Life Storage, Inc.	47	4,158

		21,373

Total Real Estate – 4.7%		27,249
Utilities
Electric Utilities – 2.0%
Exelon Corp.	251	8,368
PPL Corp.	99	3,412

		11,780

Total Utilities – 2.0%		11,780

TOTAL COMMON STOCKS – 89.7%		$520,591
(Cost: $414,019)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) – 7.4%
John Deere Canada ULC (GTD by Deere & Co.), 0.510%, 10–5–16	$10,000	10,000
Medtronic Global Holdings SCA, 0.740%, 11–14–16	5,000	4,995
NBCUniversal Enterprise, Inc., 0.790%, 10–19–16	9,000	8,996
Northern Illinois Gas Co., 0.770%, 10–13–16	5,000	4,999
Sysco Corp., 0.560%, 10–3–16	8,216	8,215

Wisconsin Electric Power Co., 0.480%, 10–5–16	6,000	5,999

		43,204

Master Note – 0.4%
Toyota Motor Credit Corp., 0.600%, 10–5–16 (D)	2,523	2,523

Municipal Obligations – 1.5%
Muni Elec Auth GA, Gen Resolution Proj Bond Anticipation Notes, Ser A (Taxable), (GTD by Wells Fargo Bank N.A.), 0.770%, 10–7–16	8,432	8,432

United States Government Agency Obligations – 0.8%
Overseas Private Investment Corp. (GTD by U.S. Government), 0.800%, 10–7–16 (D)	4,685	4,685

TOTAL SHORT-TERM SECURITIES – 10.1%		$58,844
(Cost: $58,846)

TOTAL INVESTMENT SECURITIES – 99.8%		$579,435
(Cost: $472,865)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		1,364

NET ASSETS – 100.0%		$580,799

Notes to Schedule of Investments

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Rate shown is the yield to maturity at September 30, 2016.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2016.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$520,591	$—	$—
Short-Term Securities	—	58,844	—
Total	$520,591	$58,844	$—

During the period ended September 30, 2016, securities totaling $17,809 were transferred from Level 2 to Level 1. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on June 30, 2016. Transfers out of Level 2 represent the values as of the beginning of the reporting period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

REIT = Real Estate Investment Trusts

For Federal income tax purposes, cost of investments owned at September 30, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$472,865

Gross unrealized appreciation	112,306
Gross unrealized depreciation	(5,736)

Net unrealized appreciation	$106,570

SCHEDULE OF INVESTMENTS Energy Fund (in thousands)	SEPTEMBER 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value

Energy
Integrated Oil & Gas – 5.0%
Chevron Corp.	23	$2,316
Exxon Mobil Corp.	65	5,695
Royal Dutch Shell plc, Class A (A)	94	2,349
Suncor Energy, Inc.	87	2,425

		12,785

Oil & Gas Drilling – 2.4%
Patterson-UTI Energy, Inc.	282	6,304

Oil & Gas Equipment & Services – 26.1%
Baker Hughes, Inc.	172	8,704
Core Laboratories N.V.	50	5,611
FMC Technologies, Inc. (B)	43	1,279
Forum Energy Technologies, Inc. (B)	303	6,015
Halliburton Co.	251	11,242
RPC, Inc. (B)	320	5,369
Schlumberger Ltd.	152	11,987
Superior Energy Services, Inc.	374	6,700
U.S. Silica Holdings, Inc.	228	10,608

		67,515

Oil & Gas Exploration & Production – 53.4%
Anadarko Petroleum Corp.	163	10,321
Cimarex Energy Co.	77	10,326
Concho Resources, Inc. (B)	69	9,532
Continental Resources, Inc. (B)	237	12,315
Devon Energy Corp.	88	3,873
Diamondback Energy, Inc. (B)	72	6,912
EOG Resources, Inc.	108	10,459
Gulfport Energy Corp. (B)	102	2,875
Laredo Petroleum Holdings, Inc. (B)	359	4,631
Marathon Oil Corp.	355	5,613
Newfield Exploration Co. (B)	228	9,892
Noble Energy, Inc.	35	1,240
Oasis Petroleum LLC (B)	613	7,028
Parsley Energy, Inc., Class A (B)	349	11,689
Pioneer Natural Resources Co.	61	11,408
Range Resources Corp.	78	3,038
RSP Permian, Inc. (B)	211	8,171
Whiting Petroleum Corp. (B)	531	4,643
WPX Energy, Inc. (B)	306	4,040

		138,006

Oil & Gas Refining & Marketing – 2.0%
Marathon Petroleum Corp.	27	1,086
MPLX L.P.	86	2,896
Phillips 66	16	1,281

		5,263

Oil & Gas Storage & Transportation – 6.2%
Enbridge, Inc.	59	2,593
Enterprise Products Partners L.P.	141	3,890
Phillips 66 Partners L.P.	59	2,865
Shell Midstream Partners L.P.	34	1,079

Tallgrass Energy GP L.P., Class A	198	4,757
Valero Energy Partners L.P.	19	843

		16,027

Total Energy – 95.1%		245,900
Information Technology
Data Processing & Outsourced Services – 1.6%
Wright Express Corp. (B)	38	4,140

Total Information Technology – 1.6%		4,140
Materials
Specialty Chemicals – 1.9%
Flotek Industries, Inc. (B)(C)	69	1,010
Flotek Industries, Inc. (B)	270	3,920

		4,930

Total Materials – 1.9%		4,930

TOTAL COMMON STOCKS – 98.6%		$254,970
(Cost: $190,391)

SHORT-TERM SECURITIES	Principal
Commercial Paper (D) – 1.2%
J.M. Smucker Co. (The), 0.700%, 10–3–16	$2,867	2,867

Master Note – 0.3%
Toyota Motor Credit Corp., 0.600%, 10–5–16 (E)	862	862

TOTAL SHORT-TERM SECURITIES – 1.5%		$3,729
(Cost: $3,729)

TOTAL INVESTMENT SECURITIES – 100.1%		$258,699
(Cost: $194,120)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1)%		(135)

NET ASSETS – 100.0%		$258,564

Notes to Schedule of Investments

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016 the total value of these securities amounted to $1,010 or 0.4% of net assets.

(D)	Rate shown is the yield to maturity at September 30, 2016.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2016.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$254,970	$—	$—
Short-Term Securities	—	3,729	—
Total	$254,970	$3,729	$—

During the period ended September 30, 2016, securities totaling $2,681 were transferred from Level 2 to Level 1. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on June 30, 2016. Transfers out of Level 2 represent the values as of the beginning of the reporting period.

For Federal income tax purposes, cost of investments owned at September 30, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$194,120

Gross unrealized appreciation	69,267
Gross unrealized depreciation	(4,688)

Net unrealized appreciation	$64,579

SCHEDULE OF INVESTMENTS Global Growth Fund (in thousands)	SEPTEMBER 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value

Belgium
Consumer Staples – 2.4%
InBev N.V.	115	$15,110

Total Belgium – 2.4%		15,110
Brazil
Information Technology – 1.5%
MercadoLibre, Inc.	52	9,637

Total Brazil – 1.5%		9,637
Canada
Industrials – 1.0%
Canadian Pacific Railway Ltd.	43	6,496

Total Canada – 1.0%		6,496
China
Consumer Discretionary – 1.3%
JD.com, Inc. ADR (A)	314	8,182

Information Technology – 5.8%
Alibaba Group Holding Ltd. ADR (A)	196	20,759
Tencent Holdings Ltd.	580	15,931

		36,690

Total China – 7.1%		44,872
France
Consumer Staples – 1.0%
Pernod Ricard	54	6,348

Industrials – 2.9%
European Aeronautic Defence and Space Co.	186	11,254
Safran	97	6,948

		18,202

Total France – 3.9%		24,550
Germany
Consumer Discretionary – 1.5%
Continental AG	45	9,400

Health Care – 3.0%
Fresenius SE & Co. KGaA	243	19,388

Industrials – 0.8%
Siemens AG	41	4,774

Total Germany – 5.3%		33,562
Ireland
Health Care – 1.5%
Medtronic plc	109	9,381

Total Ireland – 1.5%		9,381
Israel
Health Care – 2.0%
Teva Pharmaceutical Industries Ltd. ADR	277	12,753

Total Israel – 2.0%		12,753
Mexico
Consumer Staples – 1.2%
Wal-Mart de Mexico S.A.B. de C.V.	3,520	7,707

Total Mexico – 1.2%		7,707
Netherlands
Consumer Discretionary – 1.0%
Koninklijke Philips Electronics N.V., Ordinary Shares	221	6,557

Information Technology – 3.0%
ASML Holding N.V., NY Registry Shares	76	8,370
NXP Semiconductors N.V. (A)	105	10,725

		19,095

Total Netherlands – 4.0%		25,652
South Korea
Information Technology – 1.2%
Samsung Electronics Co. Ltd.	5	7,385

Total South Korea – 1.2%		7,385
Switzerland
Industrials – 0.7%
Adecco S.A.	81	4,573

Total Switzerland – 0.7%		4,573
United Kingdom
Consumer Discretionary – 1.0%
Compass Group plc	326	6,309

Consumer Staples – 1.8%
Coca-Cola European Partners plc	282	11,268

Financials – 0.9%
Prudential plc	344	6,095

Health Care – 0.5%
Shire plc	51	3,277

Total United Kingdom – 4.2%		26,949
United States
Consumer Discretionary – 12.7%
Amazon.com, Inc. (A)	43	35,709
Home Depot, Inc. (The)	91	11,697
Johnson Controls, Inc.	310	14,438
Limited Brands, Inc.	132	9,374
Newell Rubbermaid, Inc.	183	9,615

		80,833

Consumer Staples – 3.0%
Coca-Cola Co. (The)	222	9,400
Kraft Foods Group, Inc.	106	9,492

		18,892

Energy – 5.3%
EOG Resources, Inc.	66	6,366
Halliburton Co.	405	18,187
Schlumberger Ltd.	117	9,213

		33,766

Health Care – 11.0%
Allergan plc (A)	95	21,858
Biogen, Inc. (A)	27	8,337
Bristol-Myers Squibb Co.	56	2,997
Gilead Sciences, Inc.	91	7,193
HCA Holdings, Inc. (A)	204	15,417
Thermo Fisher Scientific, Inc.	88	13,961

		69,763

Industrials – 5.3%
J.B. Hunt Transport Services, Inc.	212	17,217
Kansas City Southern	59	5,461
Rockwell Collins, Inc.	132	11,164

		33,842

Information Technology – 17.4%
Alphabet, Inc., Class C (A)	35	27,402
Cognizant Technology Solutions Corp., Class A (A)	216	10,295
Facebook, Inc., Class A (A)	133	16,996
MasterCard, Inc., Class A	238	24,195
Visa, Inc., Class A	386	31,925

		110,813

Total United States – 54.7%		347,909

TOTAL COMMON STOCKS – 90.7%		$576,536
(Cost: $482,050)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 8.9%
DTE Energy Co. (GTD by Detroit Edison Co.)
0.610%, 10–6–16	$5,000	4,999
Harley-Davidson Financial Services (GTD by Harley-Davidson Credit Corp.)
0.640%, 10–6–16	10,000	9,999
J.M. Smucker Co. (The)
0.700%, 10–3–16	6,923	6,923
John Deere Canada ULC (GTD by Deere & Co.)
0.450%, 11–7–16	7,000	6,997
Northern Illinois Gas Co.
0.760%, 10–11–16	12,500	12,497
Virginia Electric and Power Co.
0.700%, 10–20–16	5,000	4,998
Wisconsin Electric Power Co.
0.480%, 10–5–16	10,000	9,999

		56,412

Master Note – 0.2%
Toyota Motor Credit Corp.
0.600%, 10–5–16 (C)	1,553	1,553

TOTAL SHORT-TERM SECURITIES – 9.1%		$57,965
(Cost: $57,967)

TOTAL INVESTMENT SECURITIES – 99.8%		$634,501
(Cost: $540,017)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		1,058

NET ASSETS – 100.0%		$635,559

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at September 30, 2016.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at September 30, 2016:

	Currency to be Delivered		Currency to be received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Euro	42,600	U.S. Dollar	47,974	10/26/16	Citibank, N.A.	69	—

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2016.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$576,536	$—	$—
Short-Term Securities	—	57,965	—
Total	$576,536	$57,965	$—
Forward Foreign Currency Contracts	$—	$69	$—

During the period ended September 30, 2016, securities totaling $113,438 were transferred from Level 2 to Level 1. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on June 30, 2016. Transfers out of Level 2 represent the values as of the beginning of the reporting period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at September 30, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$540,017

Gross unrealized appreciation	104,923
Gross unrealized depreciation	(10,439)

Net unrealized appreciation	$94,484

SCHEDULE OF INVESTMENTS New Concepts Fund (in thousands)	SEPTEMBER 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Apparel Retail – 1.0%
DSW, Inc., Class A	817	$16,740

Apparel, Accessories & Luxury Goods – 3.2%
Burberry Group plc (A)	1,000	17,879
Kate Spade & Co. (B)	908	15,554
lululemon athletica, Inc. (B)	307	18,703

		52,136

Auto Parts & Equipment – 1.6%
BorgWarner, Inc.	729	25,662

Homebuilding – 1.7%
D.R. Horton, Inc.	886	26,750

Homefurnishing Retail – 2.7%
Bed Bath & Beyond, Inc.	511	22,029
Williams-Sonoma, Inc.	430	21,962

		43,991

Leisure Products – 3.5%
Mattel, Inc. (C)	989	29,960
Polaris Industries, Inc.	354	27,409

		57,369

Restaurants – 2.2%
Dunkin’ Brands Group, Inc. (C)	696	36,238

Specialty Stores – 3.4%
Tiffany & Co.	402	29,212
Tractor Supply Co.	400	26,917

		56,129

Total Consumer Discretionary – 19.3%		315,015
Consumer Staples
Food Retail – 1.8%
Whole Foods Market, Inc.	1,015	28,783

Packaged Foods & Meats – 4.7%
Blue Buffalo Pet Products, Inc. (B)	701	16,657
Hain Celestial Group, Inc. (The) (B)	637	22,677
Mead Johnson Nutrition Co. (C)	479	37,810

		77,144

Total Consumer Staples – 6.5%		105,927
Energy
Oil & Gas Exploration & Production – 4.8%
Cabot Oil & Gas Corp.	726	18,733
Cimarex Energy Co.	122	16,438
Continental Resources, Inc. (B)	479	24,866
Noble Energy, Inc.	527	18,829

		78,866

Total Energy – 4.8%		78,866
Financials
Asset Management & Custody Banks – 3.2%
Northern Trust Corp.	581	39,471
Oaktree Capital Group LLC	313	13,281

		52,752

Financial Exchanges & Data – 2.6%
CME Group, Inc.	402	42,039

Regional Banks – 3.3%
First Republic Bank	393	30,334
Signature Bank (B)	206	24,440

		54,774

Total Financials – 9.1%		149,565
Health Care
Biotechnology – 3.8%
ACADIA Pharmaceuticals, Inc. (B)	413	13,150
Alkermes plc (B)	535	25,149
BioMarin Pharmaceutical, Inc. (B)	266	24,589

		62,888

Health Care Distributors – 0.9%
Henry Schein, Inc. (B)	92	14,932

Health Care Equipment – 5.3%
Edwards Lifesciences Corp. (B)	288	34,762
Intuitive Surgical, Inc. (B)	72	52,175

		86,937

Health Care Facilities – 0.8%
Acadia Healthcare Co., Inc. (B)	255	12,660

Health Care Services – 2.2%
Diplomat Pharmacy, Inc. (B)	353	9,890
Laboratory Corp. of America Holdings (B)	186	25,604

		35,494

Health Care Supplies – 1.7%
Align Technology, Inc. (B)	294	27,570

Pharmaceuticals – 3.1%
Zoetis, Inc.	991	51,554

Total Health Care – 17.8%		292,035
Industrials
Air Freight & Logistics – 2.1%
Expeditors International of Washington, Inc.	657	33,846

Building Products – 2.7%
A. O. Smith Corp.	180	17,769
Fortune Brands Home & Security, Inc. (C)	445	25,879

		43,648

Construction Machinery & Heavy Trucks – 0.5%
Westinghouse Air Brake Technologies Corp.	103	8,377

Electrical Components & Equipment – 0.9%
Generac Holdings, Inc. (B)	388	14,100

Industrial Machinery – 2.2%
IDEX Corp.	265	24,818
Woodward, Inc.	177	11,055

		35,873

Research & Consulting Services – 4.3%
CoStar Group, Inc. (B)(D)	209	45,307
Verisk Analytics, Inc., Class A (B)	315	25,619

		70,926

Trading Companies & Distributors – 3.0%
Fastenal Co. (C)	1,187	49,613

Total Industrials – 15.7%		256,383
Information Technology
Application Software – 4.3%
ANSYS, Inc. (B)	266	24,635
Ellie Mae, Inc. (B)	161	16,973
Guidewire Software, Inc. (B)	295	17,711
Mobileye N.V. (B)	265	11,269

		70,588

Communications Equipment – 1.6%
Harris Corp.	284	26,010

Electronic Manufacturing Services – 2.1%
Trimble Navigation Ltd. (B)	1,190	33,995

Home Entertainment Software – 2.7%
Electronic Arts, Inc. (B)(C)	509	43,449

Internet Software & Services – 4.4%
Akamai Technologies, Inc. (B)	125	6,625
GrubHub, Inc. (B)	760	32,672
Pandora Media, Inc. (B)	2,298	32,931

		72,228

Semiconductors – 4.1%
Maxim Integrated Products, Inc.	461	18,421
Microchip Technology, Inc.	744	46,249
Monolithic Power Systems, Inc.	38	3,094

		67,764

Systems Software – 3.8%
Red Hat, Inc. (B)	339	27,395
ServiceNow, Inc. (B)	434	34,356

		61,751

Total Information Technology – 23.0%		375,785
Materials
Fertilizers & Agricultural Chemicals – 1.3%
Scotts Miracle-Gro Co. (The)	252	20,948

Total Materials – 1.3%		20,948

TOTAL COMMON STOCKS – 97.5%		$1,594,524
(Cost: $1,326,106)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
MarketAxess Holdings, Inc.,
Call $175.00, Expires 11–18–16, OTC (Ctrpty: UBS AG)	471	152
Russell 2000 Index,
Put $1,220.00, Expires 10–28–16, OTC (Ctrpty: UBS AG)	709	882
S&P 500 Index,
Put $2,125.00, Expires 10–28–16	231	371
SPDR S&P MIDCAP 400 ETF Trust,
Put $275.00, Expires 10–28–16, OTC (Ctrpty: Citibank N.A.)	3,959	980

TOTAL PURCHASED OPTIONS – 0.2%		$2,385
(Cost: $2,486)

SHORT-TERM SECURITIES	Principal
Commercial Paper (E) – 1.1%
General Mills, Inc.,
0.510%, 10–5–16	$5,000	4,999
J.M. Smucker Co. (The),
0.700%, 10–3–16	6,959	6,959
Kellogg Co.,
0.780%, 10–14–16	4,000	3,999
Rockwell Automation, Inc.,
0.520%, 10–3–16	2,000	2,000

		17,957

Master Note – 0.2%
Toyota Motor Credit Corp.,
0.600%, 10–5–16 (F)	2,690	2,690

Municipal Obligations – 0.6%
Dev Auth of Monroe Cnty, Pollutn Ctl Rev Bonds (GA Power Co. Plant Scherer Proj), First Ser 2008 (GTD by Georgia Power Co.),
0.930%, 10–1–16 (F)	10,000	10,000

TOTAL SHORT-TERM SECURITIES – 1.9%		$30,647
(Cost: $30,648)

TOTAL INVESTMENT SECURITIES – 99.6%		$1,627,556
(Cost: $1,359,240)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%		7,096

NET ASSETS – 100.0%		$1,634,652

Notes to Schedule of Investments

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	All or a portion of securities with an aggregate value of $5,545 are held in collateralized accounts for OTC derivatives collateral and is governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(D)	All or a portion of securities with an aggregate value of $2,598 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(E)	Rate shown is the yield to maturity at September 30, 2016.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016. Date shown represents the date that the variable rate resets.

The following written options were outstanding at September 30, 2016 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
MarketAxess Holdings, Inc.	UBS AG	Put	471	November 2016	$150.00	$212	$(98)
Pacira Pharmaceuticals, Inc.	Goldman Sachs International	Put	1,093	December 2016	85.00	4,602	(5,556)
Russell 2000 Index	UBS AG	Put	709	October 2016	1,110.00	149	(126)
S&P 500 Index	N/A	Put	231	October 2016	1,975.00	64	(54)
SPDR S&P MIDCAP 400 ETF Trust	Citibank N.A.	Put	3,959	October 2016	255.00	154	(168)
						$5,181	$(6,002)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2016. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,594,524	$—	$—
Purchased Options	371	2,014	—
Short-Term Securities	—	30,647	—
Total	$1,594,895	$32,661	$—
Liabilities
Written Options	$54	$5,948	$—

During the period ended September 30, 2016, securities totaling $15,436 were transferred from Level 2 to Level 1. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on June 30, 2016. Transfers out of Level 2 represent the values as of the beginning of the reporting period.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at September 30, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,359,240

Gross unrealized appreciation	413,418
Gross unrealized depreciation	(145,102)

Net unrealized appreciation	$268,316

SCHEDULE OF INVESTMENTS Science and Technology Fund (in thousands)	SEPTEMBER 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Consumer Electronics – 3.0%
Garmin Ltd.	1,124	$54,085
Harman International Industries, Inc.	504	42,555

		96,640

Total Consumer Discretionary – 3.0%		96,640
Consumer Staples
Agricultural Products – 0.1%
Arcadia Biosciences, Inc. (A)	1,874	3,598

Total Consumer Staples – 0.1%		3,598
Health Care
Biotechnology – 7.2%
Evogene Ltd. (A)	1,155	7,369
FibroGen, Inc. (A)	661	13,685
Isis Pharmaceuticals, Inc. (A)	2,143	78,519
Kite Pharma, Inc. (A)	287	16,015
Seres Therapeutics, Inc. (A)	131	1,608
Vertex Pharmaceuticals, Inc. (A)	1,343	117,132

		234,328

Health Care Equipment – 0.4%
Avinger, Inc. (A)(B)	2,655	12,662

Health Care Facilities – 1.6%
Tenet Healthcare Corp. (A)	2,360	53,477

Health Care Technology – 3.6%
Cerner Corp. (A)	1,883	116,288

Managed Health Care – 0.8%
Anthem, Inc.	207	25,952

Pharmaceuticals – 2.5%
Teva Pharmaceutical Industries Ltd. ADR	1,764	81,162

Total Health Care – 16.1%		523,869
Industrials
Building Products – 0.9%
Advanced Drainage Systems, Inc.	1,119	26,931

Construction & Engineering – 0.1%
Abengoa S.A., Class B (A)(C)	16,336	3,946

Total Industrials – 1.0%		30,877
Information Technology
Application Software – 11.6%
ACI Worldwide, Inc. (A)	5,419	105,019
Aspen Technology, Inc. (A)	3,487	163,179
Globant S.A. (A)	772	32,535
Mobileye N.V. (A)	614	26,146
Silver Spring Networks, Inc. (A)(B)	3,624	51,382

		378,261

Communications Equipment – 1.0%
Nokia Corp., Series A ADR	5,683	32,906

Data Processing & Outsourced Services – 13.0%
Alliance Data Systems Corp. (A)	700	150,203
Euronet Worldwide, Inc. (A)(D)	1,676	137,136
QIWI plc ADR	1,089	15,943
WNS (Holdings) Ltd. ADR (A)(B)	3,921	117,441

		420,723

Electronic Components – 1.9%
Universal Display Corp. (A)	1,088	60,393

Internet Software & Services – 10.1%
Alibaba Group Holding Ltd. ADR (A)	453	47,880
Alphabet, Inc., Class A (A)	86	68,908
Alphabet, Inc., Class C (A)	112	86,682
Facebook, Inc., Class A (A)	794	101,833
Pandora Media, Inc. (A)	1,665	23,857

		329,160

IT Consulting & Other Services – 4.0%
Acxiom Corp. (A)(B)	3,427	91,342
CSRA, Inc.	815	21,913
Virtusa Corp. (A)	737	18,189

		131,444

Semiconductor Equipment – 1.7%
Nanometrics, Inc. (A)	835	18,663
Photronics, Inc. (A)(B)	3,419	35,251

		53,914

Semiconductors – 21.9%
Advanced Micro Devices, Inc. (A)	2,577	17,804
Cypress Semiconductor Corp.	5,625	68,402
Dialog Semiconductor plc (A)(C)	884	34,077
Marvell Technology Group Ltd.	3,125	41,462
Micron Technology, Inc. (A)	9,969	177,251
Microsemi Corp. (A)	3,197	134,214
NXP Semiconductors N.V. (A)	1,132	115,465
Rambus, Inc. (A)	4,663	58,286
Semtech Corp. (A)	2,315	64,192

		711,153

Systems Software – 4.0%
Microsoft Corp.	2,266	130,499

Technology Hardware, Storage & Peripherals – 1.8%
Apple, Inc.	159	17,963
Hewlett-Packard Co.	2,589	40,209

		58,172

Total Information Technology – 71.0%		2,306,625
Materials
Commodity Chemicals – 0.4%
BioAmber, Inc. (A)(B)	3,138	13,304

Fertilizers & Agricultural Chemicals – 0.1%
Marrone Bio Innovations, Inc. (A)(B)	1,828	3,143

Total Materials – 0.5%		16,447
Real Estate
Specialized REITs – 1.7%
QTS Realty Trust, Inc., Class A	1,042	55,059

Total Real Estate – 1.7%		55,059
Telecommunication Services
Alternative Carriers – 1.9%
Zayo Group Holdings, Inc. (A)	2,039	60,570

Total Telecommunication Services – 1.9%		60,570
Utilities
Independent Power Producers & Energy Traders – 0.9%
Atlantica Yield plc	1,610	30,611

Total Utilities – 0.9%		30,611

TOTAL COMMON STOCKS – 96.2%		$3,124,296
(Cost: $1,922,749)

WARRANTS
Commodity Chemicals – 0.0%
BioAmber, Inc., expires 5–9–17 (B)(E)	1,423	655

Fertilizers & Agricultural Chemicals – 0.0%
Marrone Bio Innovations, Inc., expires 8–20–23 (B)(E)(F)	1,380	—

TOTAL WARRANTS – 0.0%		$655
(Cost: $167)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
Teva Pharmaceutical Industries Ltd. ADR:
Call $57.50, Expires 10–21–16, OTC (Ctrpty: Goldman Sachs International)	3,909	12
Call $60.00, Expires 12–16–16	3,908	13

TOTAL PURCHASED OPTIONS – 0.0%		$25
(Cost: $1,465)

CORPORATE DEBT SECURITIES	Principal
Materials
Fertilizers & Agricultural Chemicals – 0.4%
Marrone Bio Innovations, Inc.,
8.000%, 8–20–20 (B)(F)	$13,800	14,073

Total Materials – 0.4%		14,073

TOTAL CORPORATE DEBT SECURITIES – 0.4%		$14,073
(Cost: $13,800)

SHORT-TERM SECURITIES
Commercial Paper (G) – 3.2%
DTE Energy Co. (GTD by Detroit Edison Co.):
0.600%, 10–3–16	6,770	6,770
0.610%, 10–6–16	5,000	4,999
General Mills, Inc.:
0.510%, 10–5–16	10,000	9,999
0.580%, 10–6–16	5,000	4,999
Harley-Davidson Financial Services (GTD by Harley-Davidson Credit Corp.),
0.790%, 10–19–16	5,000	4,998
J.M. Smucker Co. (The),
0.700%, 10–3–16	11,285	11,284
John Deere Canada ULC (GTD by Deere & Co.),
0.510%, 10–5–16	10,000	10,000
Medtronic Global Holdings SCA,
0.740%, 11–14–16	5,000	4,995
Mondelez International, Inc.,
0.650%, 10–3–16	5,000	5,000
Northern Illinois Gas Co.:
0.420%, 10–3–16	6,080	6,080
0.770%, 10–13–16	10,000	9,997
River Fuel Funding Co. #3, Inc. (GTD by Bank of Nova Scotia),
0.500%, 10–14–16	4,000	3,999
Virginia Electric and Power Co.:
0.700%, 10–4–16	5,000	5,000
0.700%, 10–20–16	10,000	9,996
0.720%, 11–1–16	7,000	6,995

		105,111

Master Note – 0.1%
Toyota Motor Credit Corp.,
0.600%, 10–5–16 (H)	1,998	1,998

Municipal Obligations – 0.6%
CA GO Bonds, Ser 2004B6 (GTD by U.S. Bank N.A.),
0.840%, 10–7–16 (H)	6,000	6,000
CA Muni Fin Auth, Recovery Zone Fac Bonds (Chevron USA, Inc. Proj), Ser 2010C (GTD by Chevron Corp.),
0.750%, 10–1–16 (H)	10,000	10,000
Muni Elec Auth GA, Gen Resolution Proj Bond Anticipation Notes, Ser A (Taxable), (GTD by Wells Fargo Bank N.A.),
0.780%, 10–7–16	4,000	4,000

		20,000

TOTAL SHORT-TERM SECURITIES – 3.9%		$127,109
(Cost: $127,113)

TOTAL INVESTMENT SECURITIES – 100.5%		$3,266,158
(Cost: $2,065,294)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.5)%		(16,789)

NET ASSETS – 100.0%		$3,249,369

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(C)	Listed on an exchange outside the United States.

(D)	All or a portion of securities with an aggregate value of $6,628 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(E)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(F)	Restricted securities. At September 30, 2016, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Principal	Cost	Market Value
Marrone Bio Innovations, Inc., 8.000%, 08-20-20	8-20-15	$13,800	$13,800	$14,073

		Shares
Marrone Bio Innovations, Inc., expires 8-20-23	8-20-15	1,380	—	—
			$13,800	$14,073

The total value of these securities represented 0.4% of net assets at September 30, 2016.

(G)	Rate shown is the yield to maturity at September 30, 2016.

(H)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016. Date shown represents the date that the variable rate resets.

The following written options were outstanding at September 30, 2016 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Teva Pharmaceutical Industries Ltd. ADR	Goldman Sachs International	Call	3,909	October 2016	$65.00	$149	$(10)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2016:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$3,124,296	$—	$—
Warrants	—	655	—
Purchased Options	13	12	—
Corporate Debt Securities	—	14,073	—
Short-Term Securities	—	127,109	—
Total	$3,124,309	$141,849	$—
Liabilities
Written Options	$—	$10	$—

During the period ended September 30, 2016, securities totaling $31,036 were transferred from Level 2 to Level 1. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on June 30, 2016. Transfers out of Level 2 represent the values as of the beginning of the reporting period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

OTC = Over the Counter

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at September 30, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$2,065,294

Gross unrealized appreciation	1,398,885
Gross unrealized depreciation	(198,021)

Net unrealized appreciation	$1,200,864

SCHEDULE OF INVESTMENTS Small Cap Fund (in thousands)	SEPTEMBER 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Apparel Retail – 1.2%
Burlington Stores, Inc. (A)	120	$9,747

Apparel, Accessories & Luxury Goods – 0.7%
Oxford Industries, Inc.	90	6,066

Automotive Retail – 1.3%
Monro Muffler Brake, Inc.	180	11,004

Broadcasting – 0.3%
Townsquare Media, Inc. (A)	221	2,066

Casinos & Gaming – 0.9%
Penn National Gaming, Inc. (A)	518	7,024

Distributors – 3.8%
Core-Mark Holding Co., Inc.	343	12,287
Pool Corp.	198	18,696

		30,983

General Merchandise Stores – 1.0%
Ollie’s Bargain Outlet Holdings, Inc. (A)	311	8,151

Homebuilding – 1.0%
Installed Building Products, Inc. (A)	234	8,390

Leisure Facilities – 3.4%
Vail Resorts, Inc.	178	27,846

Restaurants – 3.2%
Dave & Buster’s Entertainment, Inc. (A)	368	14,402
Texas Roadhouse, Inc., Class A	312	12,173

		26,575

Specialty Stores – 0.9%
Party City Holdco, Inc. (A)	431	7,386

Total Consumer Discretionary – 17.7%		145,238
Consumer Staples
Packaged Foods & Meats – 1.5%
Lance, Inc.	356	11,963

Total Consumer Staples – 1.5%		11,963
Energy
Oil & Gas Drilling – 0.4%
Patterson-UTI Energy, Inc.	131	2,930

Oil & Gas Equipment & Services – 0.4%
Superior Energy Services, Inc.	183	3,277

Oil & Gas Exploration & Production – 3.9%
Matador Resources Co. (A)	287	6,988
Parsley Energy, Inc., Class A (A)	195	6,518
Petroleum Development Corp. (A)	105	7,062
RSP Permian, Inc. (A)	176	6,825
Viper Energy Partners L.P.	286	4,625

		32,018

Total Energy – 4.7%		38,225
Financials
Asset Management & Custody Banks – 0.4%
Janus Capital Group, Inc.	68	946
WisdomTree Investment, Inc.	239	2,461

		3,407

Regional Banks – 4.6%
Ameris Bancorp	94	3,271
Cathay General Bancorp	99	3,057
Home BancShares, Inc.	562	11,695
SVB Financial Group (A)	179	19,798

		37,821

Total Financials – 5.0%		41,228
Health Care
Health Care Equipment – 8.6%
DexCom, Inc. (A)	182	15,931
Inogen, Inc. (A)	207	12,381
K2M Group Holdings, Inc. (A)	98	1,744
Nevro Corp. (A)	156	16,253
NuVasive, Inc. (A)	105	6,993
NxStage Medical, Inc. (A)	340	8,489
Orthofix International N.V. (A)	58	2,468
Penumbra, Inc. (A)	76	5,745

		70,004

Health Care Facilities – 2.9%
AmSurg Corp. (A)	191	12,786
Surgical Care Affiliates, Inc. (A)	217	10,586

		23,372

Health Care Services – 3.7%
AMN Healthcare Services, Inc. (A)	688	21,911
Ensign Group, Inc. (The)	342	6,874
Envision Healthcare Holdings, Inc. (A)	80	1,782

		30,567

Health Care Technology – 1.5%
Evolent Health, Inc., Class A (A)	97	2,388
Medidata Solutions, Inc. (A)	182	10,160

		12,548

Life Sciences Tools & Services – 1.0%
Cambrex Corp. (A)	189	8,394

Managed Health Care – 1.3%
HealthEquity, Inc. (A)	282	10,677

Total Health Care – 19.0%		155,562
Industrials
Aerospace & Defense – 0.8%
HEICO Corp.	91	6,283

Air Freight & Logistics – 0.9%
Hub Group, Inc. (A)	189	7,720

Building Products – 0.8%
Apogee Enterprises, Inc.	152	6,793

Diversified Support Services – 0.8%
Ritchie Bros. Auctioneers, Inc.	175	6,127

Trading Companies & Distributors – 4.1%
Beacon Roofing Supply, Inc. (A)	216	9,078
Watsco, Inc.	171	24,066

		33,144

Trucking – 1.1%
Covenant Transportation Group, Inc., Class A (A)	368	7,110
Knight Transportation, Inc.	71	2,040

		9,150

Total Industrials – 8.5%		69,217
Information Technology
Application Software – 12.7%
BroadSoft, Inc. (A)	62	2,863
Descartes Systems Group, Inc. (The) (A)(B)	398	8,575
HubSpot, Inc. (A)	151	8,701
Manhattan Associates, Inc. (A)	269	15,505
Paycom Software, Inc. (A)	337	16,894
Tyler Technologies, Inc. (A)	75	12,842
Ultimate Software Group, Inc. (The) (A)	140	28,570
Zendesk, Inc. (A)	321	9,855

		103,805

Communications Equipment – 1.0%
Lumentum Holdings, Inc. (A)	199	8,300

Data Processing & Outsourced Services – 2.5%
Echo Global Logisitics, Inc. (A)	208	4,806
Jack Henry & Associates, Inc.	179	15,313

		20,119

Electronic Manufacturing Services – 4.5%
Fabrinet (A)	292	13,011
MACOM Technology Solutions Holdings, Inc. (A)	264	11,165
Mercury Computer Systems, Inc. (A)	518	12,730

		36,906

Internet Software & Services – 1.4%
Five9, Inc. (A)	283	4,444
Shopify, Inc., Class A (A)	161	6,914

		11,358

IT Consulting & Other Services – 5.3%
Booz Allen Hamilton Holding Corp.	580	18,324
CACI International, Inc., Class A (A)	99	9,958
Science Applications International Corp.	223	15,491

		43,773

Semiconductor Equipment – 0.6%
MaxLinear, Inc., Class A (A)	237	4,798

Semiconductors – 2.4%
Monolithic Power Systems, Inc.	110	8,815

Power Integrations, Inc.	178	11,225

		20,040

Systems Software – 1.8%
Proofpoint, Inc. (A)	199	14,903

Total Information Technology – 32.2%		264,002
Materials
Construction Materials – 1.8%
Eagle Materials, Inc.	76	5,875
Summit Materials, Inc., Class A (A)	365	6,778
U.S. Concrete, Inc. (A)	51	2,340

		14,993

Total Materials – 1.8%		14,993
Real Estate
Real Estate Services – 1.9%
RE/MAX Holdings, Inc., Class A	347	15,200

Total Real Estate – 1.9%		15,200

TOTAL COMMON STOCKS – 92.3%		$755,628
(Cost: $538,684)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) – 4.7%
Clorox Co. (The),
0.900%, 11–28–16	$10,080	10,065
General Mills, Inc.,
0.580%, 10–3–16	5,000	5,000
Kellogg Co.,
0.780%, 10–14–16	6,000	5,998
Kroger Co. (The),
0.630%, 10–3–16	6,221	6,221
Medtronic Global Holdings SCA:
0.580%, 10–5–16	4,000	4,000
0.740%, 11–14–16	5,000	4,995
NBCUniversal Enterprise, Inc.,
0.770%, 10–12–16	2,000	1,999

		38,278

Master Note – 0.3%
Toyota Motor Credit Corp.,
0.600%, 10–5–16 (D)	2,645	2,645

Municipal Obligations – 1.4%
NY Hsng Fin Agy, Hsng Rev Bonds, Ser 2016A (GTD by JPMorgan Chase Bank N.A.),
0.840%, 10–7–16 (D)	3,000	3,000
NY State Hsng Fin Agy, Maestro West Chelsea Hsng Rev Bonds, Ser 2013A,
0.840%, 10–7–16 (D)	5,000	5,000

The Regents of the Univ of CA, Gen Rev Bonds, Ser AL,
0.850%, 10–7–16 (D)	3,500	3,500

		11,500

TOTAL SHORT-TERM SECURITIES – 6.4%		$52,423
(Cost: $52,427)

TOTAL INVESTMENT SECURITIES – 98.7%		$808,051
(Cost: $591,111)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.3%		10,615

NET ASSETS – 100.0%		$818,666

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Rate shown is the yield to maturity at September 30, 2016.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016. Date shown represents the date that the variable rate resets.

The following total return swap agreements were outstanding at September 30, 2016:

Counterparty	Number of Shares	Underlying Security	Termination Date	Notional Amount	Financing Fee(1)(2)	Unrealized Appreciation
JPMorgan Chase Bank N.A.	277,469	Biotech Custom Index	09/06/2017	$30,763	1M LIBOR less 50 bps	$1,895

(1)	The Fund pays the financing fee multiplied by the notional amount each month.

(2)	At the termination date, a net cash flow is exchanged where the market-linked total return is equivalent to the return of the underlying security less a financing rate, if any. As the payer, the Fund would owe payments on any net positive total return, and would receive payments in the event of a negative total return.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2016:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$755,628	$—	$—
Short-Term Securities	—	52,423	—
Total	$755,628	$52,423	$—
Total Return Swaps	$—	$1,895	$—

During the period ended September 30, 2016, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at September 30, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$591,111

Gross unrealized appreciation	225,841
Gross unrealized depreciation	(8,901)

Net unrealized appreciation	$216,940

SCHEDULE OF INVESTMENTS Tax-Managed Equity Fund (in thousands)	SEPTEMBER 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Apparel, Accessories & Luxury Goods – 0.7%
lululemon athletica, Inc. (A)	46	$2,799

Cable & Satellite – 4.0%
Charter Communications, Inc., Class A (A)	26	6,918
Comcast Corp., Class A	131	8,670

		15,588

Footwear – 1.0%
NIKE, Inc., Class B	73	3,848

Internet & Direct Marketing Retail – 7.9%
Amazon.com, Inc. (A)	26	21,837
priceline.com, Inc. (A)	6	8,535

		30,372

Restaurants – 2.0%
Panera Bread Co., Class A (A)	41	7,886

Total Consumer Discretionary – 15.6%		60,493
Consumer Staples
Brewers – 1.2%
Anheuser-Busch InBev S.A. ADR	35	4,652

Food Retail – 1.0%
Casey’s General Stores, Inc.	33	3,977

Hypermarkets & Super Centers – 0.7%
Costco Wholesale Corp.	19	2,905

Packaged Foods & Meats – 2.2%
Blue Buffalo Pet Products, Inc. (A)	186	4,429
Mead Johnson Nutrition Co.	50	3,919

		8,348

Personal Products – 1.1%
Estee Lauder Co., Inc. (The), Class A	49	4,340

Tobacco – 1.0%
Philip Morris International, Inc.	39	3,772

Total Consumer Staples – 7.2%		27,994
Energy
Oil & Gas Equipment & Services – 4.0%
Halliburton Co.	239	10,704
Schlumberger Ltd.	62	4,876

		15,580

Total Energy – 4.0%		15,580
Health Care
Biotechnology – 10.3%
ACADIA Pharmaceuticals, Inc. (A)	101	3,213
Alexion Pharmaceuticals, Inc. (A)	82	10,034
Biogen, Inc. (A)	14	4,476
Incyte Corp. (A)	43	4,092
Shire Pharmaceuticals Group plc ADR	75	14,511
Vertex Pharmaceuticals, Inc. (A)	41	3,584

		39,910

Health Care Equipment – 1.7%
DexCom, Inc. (A)	75	6,531

Health Care Facilities – 0.8%
HCA Holdings, Inc. (A)	38	2,844

Pharmaceuticals – 6.7%
Allergan plc (A)	59	13,501
Bristol-Myers Squibb Co.	85	4,594
Teva Pharmaceutical Industries Ltd. ADR	172	7,904

		25,999

Total Health Care – 19.5%		75,284

Industrials
Aerospace & Defense – 2.7%
Boeing Co. (The)	44	5,797
Raytheon Co.	35	4,805

		10,602

Industrial Conglomerates – 2.6%
Danaher Corp.	130	10,207

Railroads – 4.2%
Kansas City Southern	75	6,999
Union Pacific Corp.	96	9,343

		16,342

Research & Consulting Services – 2.5%
Verisk Analytics, Inc., Class A (A)	116	9,453

Trucking – 2.5%
J.B. Hunt Transport Services, Inc.	118	9,542

Total Industrials – 14.5%		56,146
Information Technology
Application Software – 7.3%
Adobe Systems, Inc. (A)	123	13,383
salesforce.com, Inc. (A)	206	14,723

		28,106

Data Processing & Outsourced Services – 8.3%
FleetCor Technologies, Inc. (A)	59	10,232
MasterCard, Inc., Class A	91	9,240
Visa, Inc., Class A	152	12,544

		32,016

Home Entertainment Software – 1.0%
Electronic Arts, Inc. (A)	46	3,903

Internet Software & Services – 8.8%
Alphabet, Inc., Class A (A)	19	15,466
Alphabet, Inc., Class C (A)	5	4,140
Facebook, Inc., Class A (A)	114	14,559

		34,165

Semiconductor Equipment – 3.3%
Lam Research Corp.	135	12,776

Systems Software – 2.3%
Microsoft Corp.	153	8,824

Technology Hardware, Storage & Peripherals – 3.6%
Apple, Inc.	123	13,945

Total Information Technology – 34.6%		133,735
Real Estate
Specialized REITs – 2.0%
American Tower Corp., Class A	67	7,638

Total Real Estate – 2.0%		7,638

TOTAL COMMON STOCKS – 97.4%		$376,870
(Cost: $274,916)

SHORT-TERM SECURITIES	Principal
Master Note – 0.5%
Toyota Motor Credit Corp., 0.600%, 10–5–16 (B)	$1,982	1,982

Municipal Obligations – 1.0%
MD Hlth and Higher Edu Fac Auth Rev Bonds, Anne Arundel Hlth Sys Issue, Ser 2009A (GTD by TD Bank N.A.), 0.750%, 10–7–16 (B)	4,000	4,000

TOTAL SHORT-TERM SECURITIES – 1.5%		$5,982
(Cost: $5,982)

TOTAL INVESTMENT SECURITIES – 98.9%		$382,852
(Cost: $280,898)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.1%		4,364

NET ASSETS – 100.0%		$387,216

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2016:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$376,870	$—	$—
Short-Term Securities	—	5,982	—
Total	$376,870	$5,982	$—

During the period ended September 30, 2016, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at September 30, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$280,898

Gross unrealized appreciation	109,689
Gross unrealized depreciation	(7,735)

Net unrealized appreciation	$101,954

SCHEDULE OF INVESTMENTS Value Fund (in thousands)	SEPTEMBER 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Cable & Satellite – 2.6%
Comcast Corp., Class A	298	$19,736

Casinos & Gaming – 2.6%
Las Vegas Sands, Inc.	352	20,254

General Merchandise Stores – 2.6%
Target Corp.	289	19,862

Housewares & Specialties – 2.4%
Newell Rubbermaid, Inc.	347	18,289

Total Consumer Discretionary – 10.2%		78,141
Consumer Staples
Agricultural Products – 2.5%
Ingredion, Inc. (A)	146	19,369

Drug Retail – 2.4%
CVS Caremark Corp.	203	18,047

Tobacco – 3.1%
Philip Morris International, Inc.	240	23,333

Total Consumer Staples – 8.0%		60,749
Energy
Integrated Oil & Gas – 2.6%
Hess Corp.	363	19,453

Oil & Gas Refining & Marketing – 2.8%
Marathon Petroleum Corp. (A)	528	21,444

Oil & Gas Storage & Transportation – 7.5%
Energy Transfer Partners L.P.	505	18,678
Enterprise Products Partners L.P.	687	18,976
VTTI Energy Partners L.P.	1,035	19,669

		57,323

Total Energy – 12.9%		98,220
Financials
Consumer Finance – 6.3%
Capital One Financial Corp.	368	26,433
Synchrony Financial	765	21,409

		47,842

Life & Health Insurance – 2.9%
MetLife, Inc.	495	22,006

Mortgage REITs – 2.6%
American Capital Agency Corp.	1,029	20,105

Multi-Line Insurance – 3.3%
American International Group, Inc.	425	25,208

Other Diversified Financial Services – 8.6%
Citigroup, Inc. (A)	621	29,316
JPMorgan Chase & Co.	550	36,598

		65,914

Property & Casualty Insurance – 1.9%
Allstate Corp. (The)	205	14,168

Reinsurance – 2.7%
Reinsurance Group of America, Inc.	188	20,280

Total Financials – 28.3%		215,523
Health Care
Biotechnology – 2.5%
Amgen, Inc. (A)	114	18,950

Health Care Facilities – 2.7%
HCA Holdings, Inc. (B)	280	21,139

Managed Health Care – 6.1%
Aetna, Inc.	173	19,950
Anthem, Inc.	80	10,075
Cigna Corp.	82	10,686
Humana, Inc.	32	5,607

		46,318

Pharmaceuticals – 2.2%
Teva Pharmaceutical Industries Ltd. ADR	360	16,577

Total Health Care – 13.5%		102,984

Industrials
Airlines – 1.1%
Delta Air Lines, Inc.	221	8,691

Industrial Machinery – 1.0%
Eaton Corp.	113	7,418

Total Industrials – 2.1%		16,109
Information Technology
IT Consulting & Other Services – 0.7%
Computer Sciences Corp.	108	5,644

Semiconductor Equipment – 1.4%
Lam Research Corp.	109	10,352

Semiconductors – 4.1%
Micron Technology, Inc. (B)	1,266	22,500
QUALCOMM, Inc.	126	8,597

		31,097

Systems Software – 3.7%
Microsoft Corp.	496	28,570

Technology Hardware, Storage & Peripherals – 3.1%
Western Digital Corp. (A)	406	23,721

Total Information Technology – 13.0%		99,384
Materials
Diversified Chemicals – 2.9%
Dow Chemical Co. (The)	426	22,095

Total Materials – 2.9%		22,095
Real Estate
Specialized REITs – 2.6%
Communications Sales & Leasing, Inc.	628	19,738

Total Real Estate – 2.6%		19,738
Utilities
Electric Utilities – 3.1%
Duke Energy Corp.	294	23,500

Total Utilities – 3.1%		23,500

TOTAL COMMON STOCKS – 96.6%		$736,443
(Cost: $637,269)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) – 1.9%
John Deere Canada ULC (GTD by Deere & Co.): 0.510%, 10–5–16	$5,000	5,000
0.450%, 11–7–16	5,000	4,997
Wisconsin Electric Power Co., 0.450%, 10–3–16	4,503	4,503

		14,500

Master Note – 0.2%
Toyota Motor Credit Corp., 0.600%, 10–5–16 (D)	1,455	1,455

Municipal Obligations – 0.6%
Muni Elec Auth GA, Gen Resolution Proj Bond Anticipation Notes, Ser A (Taxable), (GTD by Wells Fargo Bank N.A.), 0.770%, 10–7–16	4,500	4,500

United States Government Agency Obligations – 0.6%
Overseas Private Investment Corp. (GTD by U.S. Government), 0.800%, 10–5–16 (D)	4,641	4,641

TOTAL SHORT-TERM SECURITIES – 3.3%		$25,096
(Cost: $25,096)

TOTAL INVESTMENT SECURITIES – 99.9%		$761,539
(Cost: $662,365)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		591

NET ASSETS – 100.0%		$762,130

Notes to Schedule of Investments

(A)	All or a portion of securities with an aggregate value of $28,481 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(B)	No dividends were paid during the preceding 12 months.

(C)	Rate shown is the yield to maturity at September 30, 2016.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016. Date shown represents the date that the variable rate resets.

The following written options were outstanding at September 30, 2016 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Aetna, Inc.	N/A	Put	164	November 2016	$105.00	$22	$(27)
Amgen, Inc.	N/A	Call	110	November 2016	180.00	31	(10)
Eaton Corp.	N/A	Put	299	November 2016	57.50	25	(12)
Enterprise Products Partners L.P.	N/A	Put	704	November 2016	25.00	35	(19)
Ingredion, Inc.	N/A	Call	229	October 2016	140.00	37	(5)
Las Vegas Sands, Inc.	N/A	Call	333	October 2016	58.50	35	(43)
	N/A	Call	333	November 2016	60.00	43	(48)
QUALCOMM, Inc.	N/A	Put	300	November 2016	57.50	27	(9)
Wells Fargo & Co.	N/A	Put	840	December 2016	40.00	41	(50)
Western Digital Corp.	N/A	Call	584	October 2016	65.00	38	(10)
						$334	$(233)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2016.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$736,443	$—	$—
Short-Term Securities	—	25,096	—
Total	$736,443	$25,096	$—
Liabilities
Written Options	$216	$17	$—

During the period ended September 30, 2016, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

OTC = Over the Counter

REIT = Real Estate Investment Trusts

For Federal income tax purposes, cost of investments owned at September 30, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$662,365

Gross unrealized appreciation	113,469
Gross unrealized depreciation	(14,295)

Net unrealized appreciation	$99,174

SCHEDULE OF INVESTMENTS Vanguard Fund (in thousands)	SEPTEMBER 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Automotive Retail – 3.1%
AutoZone, Inc. (A)	28	$21,590
O’Reilly Automotive, Inc. (A)	98	27,395

		48,985

Cable & Satellite – 1.9%
Comcast Corp., Class A	460	30,510

Footwear – 0.5%
NIKE, Inc., Class B	140	7,350

Home Improvement Retail – 3.7%
Home Depot, Inc. (The)	453	58,241

Internet & Direct Marketing Retail – 4.0%
Amazon.com, Inc. (A)	74	62,107

Restaurants – 0.9%
Starbucks Corp.	275	14,899

Specialty Stores – 0.7%
Ulta Salon, Cosmetics & Fragrance, Inc. (A)	47	11,114

Total Consumer Discretionary – 14.8%		233,206
Consumer Staples
Tobacco – 3.2%
Philip Morris International, Inc.	523	50,827

Total Consumer Staples – 3.2%		50,827
Energy
Oil & Gas Equipment & Services – 2.0%
Halliburton Co.	416	18,661
Schlumberger Ltd.	174	13,684

		32,345

Oil & Gas Exploration & Production – 2.3%
EOG Resources, Inc.	369	35,647

Total Energy – 4.3%		67,992
Financials
Financial Exchanges & Data – 2.1%
CME Group, Inc.	316	32,987

Investment Banking & Brokerage – 1.7%
Charles Schwab Corp. (The)	832	26,263

Total Financials – 3.8%		59,250
Health Care
Biotechnology – 7.4%
Alexion Pharmaceuticals, Inc. (A)	64	7,830
Biogen, Inc. (A)	63	19,783
Celgene Corp. (A)	412	43,025
Shire Pharmaceuticals Group plc ADR	200	38,811
Vertex Pharmaceuticals, Inc. (A)	85	7,430

		116,879

Health Care Equipment – 3.9%
DexCom, Inc. (A)	371	32,505
Edwards Lifesciences Corp. (A)	245	29,528

		62,033

Health Care Facilities – 0.8%
HCA Holdings, Inc. (A)	156	11,806

Pharmaceuticals – 4.5%
Allergan plc (A)	240	55,328
Bristol-Myers Squibb Co.	294	15,869

		71,197

Total Health Care – 16.6%		261,915
Industrials
Aerospace & Defense – 5.2%
Honeywell International, Inc.	241	28,075
Lockheed Martin Corp.	153	36,581
Northrop Grumman Corp.	77	16,367

		81,023

Industrial Conglomerates – 1.5%
Danaher Corp.	305	23,893

Railroads – 4.7%
Canadian Pacific Railway Ltd.	251	38,343
Union Pacific Corp.	363	35,394

		73,737

Total Industrials – 11.4%		178,653

Information Technology
Application Software – 4.4%
Adobe Systems, Inc. (A)	432	46,835
salesforce.com, Inc. (A)	324	23,104

		69,939

Data Processing & Outsourced Services – 10.8%
FleetCor Technologies, Inc. (A)	189	32,766
MasterCard, Inc., Class A	675	68,705
Visa, Inc., Class A	823	68,037

		169,508

Home Entertainment Software – 1.1%
Electronic Arts, Inc. (A)	205	17,481

Internet Software & Services – 9.0%
Alphabet, Inc., Class A (A)	64	51,219
Alphabet, Inc., Class C (A)	43	33,608
Facebook, Inc., Class A (A)	445	57,131

		141,958

Semiconductor Equipment – 5.0%
Applied Materials, Inc.	529	15,961
Lam Research Corp.	663	62,784

		78,745

Semiconductors – 5.3%
Microchip Technology, Inc.	799	49,642
NXP Semiconductors N.V. (A)	329	33,541

		83,183

Systems Software – 3.3%
Microsoft Corp.	904	52,047

Technology Hardware, Storage & Peripherals – 2.3%
Apple, Inc.	315	35,555

Total Information Technology – 41.2%		648,416
Materials
Diversified Chemicals – 1.3%
PPG Industries, Inc.	197	20,352

Total Materials – 1.3%		20,352
Real Estate
Specialized REITs – 2.1%
American Tower Corp., Class A	288	32,650

Total Real Estate – 2.1%		32,650

TOTAL COMMON STOCKS – 98.7%		$1,553,261
(Cost: $1,088,452)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 1.2%
J.M. Smucker Co. (The), 0.700%, 10–3–16	$8,238	8,237
Kellogg Co., 0.780%, 10–14–16	6,000	5,998
Rockwell Automation, Inc., 0.520%, 10–3–16	3,000	3,000

		17,235

Master Note – 0.2%
Toyota Motor Credit Corp., 0.600%, 10–5–16 (C)	3,772	3,772

TOTAL SHORT-TERM SECURITIES – 1.4%		$21,007
(Cost: $21,008)

TOTAL INVESTMENT SECURITIES – 100.1%		$1,574,268
(Cost: $1,109,460)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1)%		(1,014)

NET ASSETS – 100.0%		$1,573,254

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at September 30, 2016.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2016. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2016.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,553,261	$—	$—
Short-Term Securities	—	21,007	—
Total	$1,553,261	$21,007	$—

During the period ended September 30, 2016, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at September 30, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,109,460

Gross unrealized appreciation	484,825
Gross unrealized depreciation	(20,017)

Net unrealized appreciation	$464,808

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Funds
(Registrant)

By:	/s/ Wendy J. Hills
Wendy J. Hills, Vice President and Secretary

Date: November 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Philip J. Sanders
Philip J. Sanders, Principal Executive Officer

Date: November 23, 2016

By:	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: November 23, 2016